                            THE LEGENDS FUND, INC.

[LOGO]







                              SEMI-ANNUAL REPORT










December 31, 1995

                            The Legends Fund, Inc.

                        Semi-Annual Report (Unaudited)

                               December 31, 1995


                                   CONTENTS


President's Letter............................................    1

Financial Statements, Financial Highlights, and Schedules of
 Investments (Unaudited):
  Renaissance Balanced Portfolio..............................    2
  Zweig Asset Allocation Portfolio............................   10
  Nicholas-Applegate Balanced Portfolio.......................   24
  Harris Bretall Sullivan & Smith Equity Growth Portfolio.....   35
  Dreman Value Portfolio......................................   42
  Zweig Equity (Small Cap) Portfolio..........................   50
  Mitchell Hutchins Fixed Income Portfolio....................   77
  Mitchell Hutchins Money Market Portfolio....................   84
  Morgan Stanley Asian Growth Portfolio.......................   91
  Morgan Stanley Worldwide High Income Portfolio..............  100
Notes to Financial Statements (Unaudited).....................  107


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Neither the Fund nor SBM Financial Services, Inc., the principal underwriter for Fund shares, is a bank and Fund shares are not backed or guaranteed by any bank or insured by the Federal Depository Insurance Corporation.

THE LEGENDS FUND, INC.
--------------------------------------------------------------------------------

This 1995 Semi-Annual Report highlights a fine year for The Legends Fund, Inc. (the "Fund"). We thank all of our current investors and wish to extend a special welcome to all new investors who have joined us during the year.

The Fund's portfolios and their related total returns for the six month period and the year ended December 31, 1995, respectively, are listed below:

                                               SIX MONTHS ENDED       YEAR ENDED
  PORTFOLIO                                   DECEMBER 31, 1995*   DECEMBER 31, 1995
  ----------------------------------------------------------------------------------
  Renaissance Balanced                              10.01%              23.88%
  Zweig Asset Allocation                             6.42%              21.43%
  Nicholas-Applegate Balanced                        5.71%              20.01%
  Harris Bretall Sullivan & Smith Equity Growth      7.17%              31.65%
  Dreman Value                                      21.24%              45.51%
  Zweig Equity (Small Cap)                          10.06%              21.11%
  Mitchell Hutchins Fixed Income                     5.91%              17.10%
  Mitchell Hutchins Money Market                     2.34%               4.76%
  Morgan Stanley Asian Growth                        0.96%              10.75%
  Morgan Stanley Worldwide High Income              10.20%              20.64%

* Total returns are not annualized.

You will also find detailed information of the holdings of each Portfolio as of December 31, 1995, as well as other important financial information in this Semi-Annual Report.

In general, 1995 was a very good year in the stock and bond markets. As you have seen already, the returns in the various portfolios have been noteworthy. The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. Be assured that the Fund is committed to assisting you in achieving your individual investment goals.

We appreciate your continued confidence. Additional contributions can be directed through your broker. Should you desire any additional information, please feel free to let us know.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President
The Legends Fund, Inc.

                        Renaissance Balanced Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)

ASSETS
Investment in securities, at value (cost $25,702,181)
  (Note 1)--See accompanying schedule                            $28,378,301
Cash                                                                  16,691
Dividends and interest receivable                                    234,086
                                                                 -----------
TOTAL ASSETS                                                      28,629,078

LIABILITIES
Accounts payable and accrued expenses                                 22,710
                                                                 -----------
TOTAL LIABILITIES                                                     22,710
                                                                 -----------


NET ASSETS                                                       $28,606,368
                                                                 ===========

Net Assets consist of:
 Paid-in capital                                                 $24,556,911
 Undistributed net investment income                                 388,812
 Undistributed net realized gain on investments                      984,525
 Net unrealized appreciation on investment securities              2,676,120
                                                                 -----------

NET ASSETS, for 2,312,364 shares outstanding                     $28,606,368
                                                                 ===========

NET ASSET VALUE, offering and redemption price per share         $     12.37
                                                                 ===========

See accompanying notes.

                        Renaissance Balanced Portfolio

                            Statement of Operations

                 Six Months Ended December 31, 1995 (Unaudited)


INVESTMENT INCOME
 Dividends                                                        $  112,091
 Interest                                                            414,660
                                                                  ----------
  Total investment income                                            526,751

EXPENSES (Note 2)
 Investment advisory and management fees                              92,362
 Custody and accounting fees                                          31,972
 Professional fees                                                     7,558
 Directors' fees and expenses                                          2,640
 Other expenses                                                        3,407
                                                                  ----------
  Total expenses                                                     137,939
                                                                  ----------
Net investment income                                                388,812

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1)
 Net realized gain on investments                                  1,283,676
 Change in unrealized appreciation on investment securities          984,195
                                                                  ----------
Net realized and unrealized gain on investments                    2,267,871
                                                                  ----------

Net increase in net assets resulting from operations              $2,656,683
                                                                  ==========

See accompanying notes.

                        Renaissance Balanced Portfolio

                      Statements of Changes in Net Assets

                                                             SIX MONTHS
                                                               ENDED
                                                            DECEMBER 31,    YEAR ENDED
                                                                1995          JUNE 30
                                                            (UNAUDITED)        1995
                                                            --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                      $   388,812    $   915,608
 Net realized gain (loss) on investments                      1,283,676       (299,151)
 Change in net unrealized appreciation                          984,195      2,638,834
                                                            --------------------------
  Net increase in net assets resulting from
   operations                                                 2,656,683      3,255,291

Distributions to shareholders from:
 Net investment income                                         (914,654)      (423,397)
 Net realized gain                                                   --        (82,603)
                                                            --------------------------
  Total distributions to shareholders                          (914,654)      (506,000)

Capital share transactions:
 Proceeds from sales of shares                                1,266,146      6,487,456
 Proceeds from reinvested distributions                         914,654        506,000
 Cost of shares redeemed                                     (2,348,656)    (7,756,946)
                                                            --------------------------
  Net decrease in net assets resulting from
   share transactions                                          (167,856)      (763,490)
                                                            --------------------------

Total increase in net assets                                  1,574,173      1,985,801

NET ASSETS
Beginning of period                                          27,032,195     25,046,394
                                                            --------------------------

End of period (including undistributed net
 investment income of $388,812 and
 $914,654, respectively)                                    $28,606,368    $27,032,195
                                                            ==========================

OTHER INFORMATION
Shares:
 Sold                                                           103,974        603,427
 Issued through reinvestment of distributions                    74,582         47,019
 Redeemed                                                      (193,803)      (731,529)
                                                            --------------------------
  Net decrease                                                  (15,247)       (81,083)
                                                            ==========================

See accompanying notes.

                        Renaissance Balanced Portfolio

                             Financial Highlights

                                                                                        DECEMBER 14,
                                           SIX MONTHS                                       1992
                                              ENDED           YEAR          YEAR      (COMMENCEMENT OF
                                          DECEMBER 31,       ENDED          ENDED        OPERATIONS)
                                              1995          JUNE 30,       JUNE 30,   THROUGH JUNE 30,
                                           (UNAUDITED)        1995          1994            1993
                                        --------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period       $     11.61    $     10.40    $     10.42     $    10.00
Income from investment operations:
  Net investment income                            .18           0.42           0.20           0.13
  Net realized and unrealized gain (loss)
   on investments                                  .98            .99          (0.11)          0.29
                                        --------------------------------------------------------------
  Total from investment operations                1.16           1.41           0.09           0.42
Less distributions:
  From net investment income                      (.40)          (.17)         (0.11)            --
  From net realized gain                            --           (.03)            --             --
                                        --------------------------------------------------------------
    Total distributions                           (.40)          (.20)         (0.11)            --
                                        --------------------------------------------------------------

Net asset value, end of period             $     12.37    $     11.61    $     10.40     $    10.42
                                        ==============================================================

TOTAL RETURN (A)                                 10.01%         13.71%          0.73%          7.70%

RATIOS AND SUPPLEMENTAL DATA (B)
  Net assets, end of period                $28,606,368    $27,032,195    $25,046,394     $7,798,672
  Ratio of expenses to average net
   assets (C)                                     0.97%          0.96%          1.06%          1.24%
  Ratio of net investment income to
   average net assets (C)                         2.76%          3.53%          2.72%          2.36%

  Portfolio turnover rate                           33%            71%            85%            29%

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 2.95% and 0.65%, respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993. (Note 2)

                        Renaissance Balanced Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995

                                           NUMBER
                                          OF SHARES    VALUE
                                        -----------------------
COMMON STOCKS (51.2%)

APPAREL AND OTHER TEXTILE PRODUCTS (2.4%)
 Nike, Inc.                                   9,600  $  668,400

BUSINESS SERVICES (4.4%)
 Manpower, Inc.                              20,200     568,125
 Medtronic, Inc.                             12,200     681,675
                                                     ----------
                                                      1,249,800

CHEMICAL AND ALLIED PRODUCTS (4.0%)
 Eastman Chemical Company                     9,000     563,625
 Schering-Plough                             10,200     558,450
                                                     ----------
                                                      1,122,075

DEPOSITORY INSTITUTIONS (2.1%)
 First Chicago NBD Bancorp, Inc.             15,385     607,708

ELECTRONIC, GAS AND SANITARY SERVICES (2.4%)
 Williams Companies, Inc.                    15,700     688,837

FOOD AND KINDRED PRODUCTS (4.4%)
 Conagra, Inc.                               15,900     655,875
 IBP, Inc.                                   12,000     606,000
                                                     ----------
                                                      1,261,875

FURNITURE AND FIXTURES (2.1%)
 Leggett & Platt, Inc.                       24,600     596,550

FURNITURE AND HOME FURNISHINGS STORES (1.5%)
 Circuit City Stores, Inc.                   15,800     436,475

INDUSTRIAL MACHINERY AND EQUIPMENT (5.1%)
 Applied Materials, Inc.*                    12,200     479,612
 Dell Computer Corporation*                  13,400     466,488
 Eaton Corporation                            9,200     493,350
                                                     ----------
                                                      1,439,450

                        Renaissance Balanced Portfolio


                                                     NUMBER
                                                    OF SHARES     VALUE
                                                  ------------------------
COMMON STOCKS (CONTINUED)

INSURANCE CARRIERS (6.2%)
 All State Corporation                                 12,500  $   514,062
 Loews Corporation                                      7,700      603,487
 Travelers Group, Inc.                                  9,000      622,462
                                                               -----------
                                                                 1,740,011

OIL AND GAS EXTRACTION (4.6%)
 Exxon Corporation                                      7,700      616,963
 Halliburton Company                                   13,700      693,563
                                                               -----------
                                                                 1,310,526

PAPER AND ALLIED PRODUCTS (1.9%)
 Williamette Industries                                 9,600      540,000

PRINTING AND PUBLISHING (1.9%)
 Tribune Company                                        9,000      550,125

RAILROAD TRANSPORTATION (2.1%)
 Illinois Central Corporation                          15,500      594,813

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.9%)
 Illinois Tool Works, Inc.                              9,300      548,700

WHOLESALE TRADE-DURABLE GOODS (1.6%)
 Arrow Electronics, Inc.*                              10,200      439,875

WHOLESALE TRADE-NONDURABLE GOODS (2.6%)
 Safeway, Inc.*                                        14,200      731,300
                                                               -----------

TOTAL COMMON STOCKS (Cost $12,542,992)                          14,526,520


                        Renaissance Balanced Portfolio


                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                               ---------------------------
LONG-TERM DEBT SECURITIES (45.9%)

U.S. GOVERNMENT OBLIGATIONS (33.9%)
 U.S. Treasury Notes, 6.25%, due 2/15/2003       $1,785,000   $ 1,862,255
 U.S. Treasury Notes, 5.75%, due 8/15/2003          735,000       743,842
 U.S. Treasury Notes, 5.875%, due 2/15/2004       1,035,000     1,056,828
 U.S. Treasury Notes, 7.25%, due 5/15/2004        1,835,000     2,036,850
 U.S. Treasury Notes, 7.25%, due 8/15/2004        2,475,000     2,752,274
 U.S. Treasury Notes, 7.875%, due 11/15/2004        745,000       862,338
 U.S. Treasury Notes, 6.5%, due 5/15/2005           300,000       319,173
                                                              -----------
                                                                9,633,560
U.S. GOVERNMENT AGENCY--COLLATERALIZED
 MORTGAGE OBLIGATIONS (0.1%)
  Fed. Home Loan Mort. Corp., Var. Rate 4.38%
   (effective 6/30/95), due 10/4/96               3,400,000     3,393,880
                                                              -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost
 $12,334,848)                                                  13,027,440

SHORT-TERM SECURITIES (2.9%)
REPURCHASE AGREEMENT (0.1%)
 State Street Bank, 4.25%, due 1/2/96 (Dated
  12/29/95 Collateralized by U.S. Treasury
  Bond 8.75% due 5/15/2017, value $29,172)           29,093        29,093

U.S. GOVERNMENT OBLIGATIONS (1.0%)
 U.S. Treasury Bill, 5.085%, due 3/14/96            300,000       296,787

U.S. GOVERNMENT AGENCY-COLLATERALIZED
 MORTGAGE OBLIGATIONS (1.8%)
 Fed. Home Loan Mort. Corp., due 1/19/96            500,000       498,461
                                                              -----------

TOTAL SHORT-TERM SECURITIES
 (Cost $824,341)                                                  824,341
                                                              -----------
TOTAL INVESTMENTS (100.0%)
 (Cost $25,702,181)                                           $28,378,301
                                                              ===========

* Non-income producing

                        Renaissance Balanced Portfolio

OTHER INFORMATION:

 Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1995, aggregated $10,364,101 and $9,000,762, respectively. Net unrealized appreciation for tax purposes aggregated $2,676,120, of which $3,174,284 related to appreciated investment securities and $498,164 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

See accompanying notes.

                        Zweig Asset Allocation Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)


ASSETS
Investment in securities, at value (cost $34,046,302)
 (Note 1)--See accompanying schedule                              $39,516,207
Dividends, interest and other receivables                              57,827
                                                                  -----------
TOTAL ASSETS                                                       39,574,034

LIABILITIES
Cash overdraft                                                          3,553
Accounts payable and accrued expenses                                  38,312
                                                                  -----------
TOTAL LIABILITIES                                                      41,865
                                                                  -----------
NET ASSETS                                                        $39,532,169
                                                                  ===========
Net Assets consist of:
  Paid-in capital                                                 $33,274,394
  Undistributed net investment income                                 327,940
  Undistributed net realized gain on investment securities
    and futures contracts                                             466,200
  Net unrealized appreciation on investment securities
    and futures contracts                                           5,463,635
                                                                  -----------
NET ASSETS, for 2,924,281 shares outstanding                      $39,532,169
                                                                  ===========
NET ASSET VALUE, offering and redemption price per share          $     13.52
                                                                  ===========

See accompanying notes.

                       Zweig Asset Allocation Portfolio

                            Statement of Operations

                 Six Months Ended December 31, 1995 (Unaudited)

INVESTMENT INCOME
  Dividends                                                      $  275,353
  Interest                                                          287,066
                                                                 ----------
    Total investment income                                         562,419

EXPENSES (Note 2)
  Investment advisory and management fees                           176,311
  Custody and accounting fees                                        44,078
  Professional fees                                                   7,558
  Directors' fees and expenses                                        2,640
  Other expenses                                                      3,892
                                                                 ----------
    Total expenses                                                  234,479
                                                                 ----------
Net investment income                                               327,940

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
  Net realized gain on:
    Investment securities                                           647,700
    Futures contracts                                                62,606
                                                                 ----------
      Net realized gain                                             710,306
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                         1,293,379
    Futures contracts                                               (10,550)
                                                                 ----------
      Change in unrealized appreciation                           1,282,829
                                                                 ----------
Net realized and unrealized gain on investments                   1,993,135
                                                                 ----------
Net increase in net assets resulting from operations             $2,321,075
                                                                 ==========

See accompanying notes.

                       Zweig Asset Allocation Portfolio

                      Statements of Changes in Net Assets



                                                 SIX MONTHS
                                                    ENDED
                                                 DECEMBER 31,  YEAR ENDED
                                                    1995        JUNE 30,
                                                 (UNAUDITED)      1995
                                               --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                         $   327,940    $   947,151
 Net realized gain (loss) on investments           710,306        (80,477)
 Change in net unrealized appreciation           1,282,829      3,944,541
                                               --------------------------
   Net increase in net assets resulting
     from operations                             2,321,075      4,811,215

Distributions to shareholders from:
 Net investment income                            (946,985)      (248,100)

Capital share transactions:
 Proceeds from sales of shares                   3,288,887      7,443,090
 Proceeds from reinvested dividends                946,985        248,100
 Cost of shares redeemed                        (2,813,954)    (7,081,317)
                                               --------------------------
   Net increase in net assets resulting
     from share transactions                     1,421,918        609,873
                                               --------------------------

Total increase in net assets                     2,796,008      5,172,988

NET ASSETS
Beginning of period                             36,736,161     31,563,173
                                               --------------------------

End of period (including undistributed
 net investment income of $327,940 and
 $946,985, respectively)                       $39,532,169    $36,736,161
                                               ==========================

OTHER INFORMATION
Shares:
 Sold                                              239,633        640,047
 Issued through reinvestment of dividends           71,107         21,399
 Redeemed                                         (206,902)      (598,871)
                                               --------------------------
                                                   103,838         62,575
                                               ==========================

See accompanying notes.

                       Zweig Asset Allocation Portfolio

                             Financial Highlights



                                                                                             DECEMBER 14,
                                                SIX MONTHS                                      1992
                                                   ENDED                                    (COMMENCEMENT
                                                DECEMBER 31,    YEAR ENDED    YEAR ENDED    OF OPERATIONS)
                                                   1995           JUNE 30,      JUNE 30,   THROUGH JUNE 30,
                                                (UNAUDITED)        1995          1994           1993
                                               -----------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period           $     13.02    $     11.44    $     10.81      $    10.00
Income from investment operations:
 Net investment income                                0.11           0.33           0.10            0.08
 Net realized and unrealized
   gain on investments                                0.72           1.33           0.58            0.73
                                               -----------------------------------------------------------
 Total from investment operations                     0.83           1.66           0.68            0.81
Less distributions:
 From net investment income                          (0.33)         (0.08)         (0.05)             --
                                                ----------------------------------------------------------

 Net asset value, end of period                $     13.52    $     13.02    $     11.44      $    10.81
                                               ============================================================

TOTAL RETURN (A)                                      6.42%         14.57%          6.27%          14.86%

RATIOS AND SUPPLEMENTAL DATA (B)
 Net assets, end of period                     $39,532,169    $36,736,161    $31,563,173      $3,855,544
 Ratio of expenses to average
   net assets (C)                                     1.20%          1.20%          1.39%           1.51%
 Ratio of net investment income to
  average net assets (C)                              1.67%          2.73%          1.67%           1.40%
  Portfolio turnover rate                               32%            45%           101%             12%

(A) Total returns for periods of less than one year are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 4.87% and (1.17%), respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993. (Note 2)

                       Zweig Asset Allocation Portfolio

                      Schedule of Investments (Unaudited)


                               December 31, 1995

                                                        NUMBER
                                                       OF SHARES      VALUE
                                                     ------------------------
COMMON STOCKS (78.7%)

AMUSEMENT AND RECREATION SERVICES (0.5%)
 Grand Casinos, Inc.*                                      7,800     $181,350

APPAREL AND ACCESSORY STORES (0.4%)
 Ross Stores, Inc.                                         8,500      164,156

APPAREL AND OTHER FINISHED PRODUCTS (0.5%)
 Westpoint Stevens, Inc.*                                  9,800      195,388

AUTO REPAIR, SERVICES, AND PARKING (0.3%)
 Ryder System, Inc.                                        4,700      116,325

BUSINESS SERVICES (1.1%)
 Computervision Corporation                               12,500      192,188
 Sun Microsystems, Inc.*                                   2,800      127,925
 Teradyne, Inc.*                                           4,200      105,000
                                                                     --------
                                                                      425,113

CHEMICAL AND ALLIED PRODUCTS (6.7%)
 Cabot Corporation                                         4,100      220,888
 Cytec Industries, Inc.*                                   2,200      137,225
 Eastman Chemical Company                                  3,100      194,138
 First Mississippi Corporation                             3,900      103,350
 Georgia Gulf Corporation                                  2,800       86,100
 IMC Global, Inc.                                          8,200      335,175
 Imperial Chemical Industries - ADR                        2,700      126,225
 Lyondell Petrochemical                                      600       13,725
 Mississippi Chemical Corporation                          7,100      166,406
 Monsanto Company                                            900      110,250
 Norsk Hydro - ADR                                         5,100      213,563
 Occidental Petroleum Corporation                         12,000      256,500
 Olin Corporation                                          3,100      230,175

                       Zweig Asset Allocation Portfolio

                                                           NUMBER
                                                         OF SHARES        VALUE
                                                         ----------------------
COMMON STOCKS (continued)
CHEMICAL AND ALLIED PRODUCTS (6.7%) (continued)
 Terra Industries, Inc.                                    13,800   $   194,925
 Union Carbide Corporation                                  6,600       247,500
                                                                    -----------
                                                                      2,636,145

COMMUNICATIONS (0.2%)
 Telefonica de Espana -ADR                                  1,700        71,188

DEPOSITORY INSTITUTIONS (13.5%)
 Astoria Financial Corporation                              4,400       201,300
 Bank of Boston Corporation                                 8,000       369,500
 Bank of New York Company, Inc.                             9,000       438,750
 Bay Ridge Bancorp, Inc.*                                   7,200       158,400
 Baybanks, Inc.                                             2,600       254,800
 Chemical Banking Corporation                               4,704       276,360
 Citicorp                                                   8,500       571,625
 Comerica, Inc.                                             4,500       180,563
 Crestar Financial Corporation                              1,800       106,425
 Dime Bancorp, Inc.*                                        1,500        17,438
 First American Corporation, Tennessee *                    3,800       180,500
 First Bank System, Inc.                                    4,300       213,388
 First Chicago NBD Corporation                              9,011       355,935
 First Interstate Bancorp                                   2,400       327,600
 First Tennessee National Corporation                         700        42,263
 Glendale Federal Bank FSB*                                14,400       252,000
 Greenpoint Financial Corporation                           4,000       106,500
 Hibernia Corporation                                      14,200       152,650
 Long Island Bancorp, Inc.                                  6,800       179,775
 Midatlantic Corporation, Inc.                              6,300       413,831
 Republic New York Corporation                              2,600       161,525
 Southtrust Corporation                                     2,000        51,500
 UJB Financial Corporation                                  1,700        60,775

                       Zweig Asset Allocation Portfolio

                                                      NUMBER
                                                    OF SHARES        VALUE
                                                   --------------------------
COMMON STOCKS (CONTINUED)
DEPOSITORY INSTITUTIONS (13.5%) (CONTINUED)
 Union Bank San Francisco                              4,600       $  248,400
 US Bancorp                                              588           19,735
                                                                  -----------
                                                                    5,341,538

ELECTRIC GAS AND SANITARY SERVICES (7.7%)
 American Electric Power                               2,700          109,350
 Baltimore Gas & Electric                              5,700          162,450
 Centerior Energy Corporation                         11,100           98,513
 Columbia Gas System*                                  9,200          403,650
 Entergy Corporation                                   5,900          172,575
 Illinova Corporation                                  7,700          231,000
 New England Electric System                           1,900           75,288
 New York State Electric & Gas                         5,400          139,725
 Northeast Utilities                                   9,400          229,125
 Northern States Power                                 3,300          162,113
 Pacific Enterprises                                   5,300          149,725
 Pacific Gas & Electric                                6,300          178,763
 Pinnacle West Corporation                            15,000          431,250
 Portland General Corporation                          3,100           90,288
 Scecorp                                               9,500          168,625
 Unicom Corporation                                    7,200          235,800
                                                                  -----------
                                                                    3,038,240

ELECTRIC AND OTHER ELECTRONIC EQUIPMENT (7.6%)
 Advanced Semiconductor Materials*                     3,100          153,450
 Black & Decker Corporation                            3,800          133,950
 Burr-Brown Corporation*                               5,600          140,700
 Cypress Semiconductor Corporation*                    5,000           63,750
 Electro Scientific Industries, Inc.*                  4,100          118,388
 Hadco Corporation*                                    8,200          232,163
 Hutchinson Tech*                                      2,900          121,438
 Integrated Device Tech, Inc.*                         7,700           99,619
 Micron Technology, Inc.                              11,400          451,725

                       Zweig Asset Allocation Portfolio

                                                     NUMBER
                                                   OF SHARES           VALUE
                                                  -----------------------------
COMMON STOCKS (CONTINUED)

ELECTRICAL AND OTHER ELECTRONIC EQUIPMENT (7.6%)
 (CONTINUED)
 Microsemi Corporation*                              22,400          $  194,600
 National Semiconductor Corporation*                 13,300             295,925
 Philips Electronics                                 13,500             484,313
 Read-Rite Corporation*                               6,900             159,994
 Texas Instruments, Inc.                              5,300             274,275
 Trinova Corporation                                  2,400              68,700
                                                                    -----------
                                                                      2,992,990

FOOD AND KINDRED PRODUCTS (1.7%)
 Archer Daniels Midland                               7,792             140,256
 IBP, Inc.                                           10,300             520,150
                                                                    -----------
                                                                        660,406

FOOD STORES (0.1%)
 Kroger Company*                                        800              30,000

FORESTRY (0.7%)
 Georgia-Pacific Corporation                          1,500             102,938
 Weyerhauser Company                                  4,300             185,975
                                                                    -----------
                                                                        288,913

FURNITURE AND FIXTURES (0.1%)
 Johnson Controls, Inc.                                 700              48,125

GENERAL MERCHANDISE STORES (0.4%)
 Waban, Inc.*                                         7,600             142,500

HEALTH SERVICES (1.1%)
 Community Psychiatric Centers*                       1,800              22,050
 Maxicare Health Plans, Inc.*                         7,600             205,675
 Ornda Healthcorp*                                    9,700             225,525
                                                                    -----------
                                                                        453,250

                       Zweig Asset Allocation Portfolio


                                                            NUMBER
                                                          OF SHARES    VALUE
                                                          ---------------------
COMMON STOCKS (CONTINUED)
HOLDING COMPANIES AND OTHER INVESTMENT OFFICES (2.3%)
  Bankamerica Corporation                                   2,100    $  135,975
  Chase Manhattan Corporation                               2,300       139,438
  First Union Corporation                                   4,600       255,875
  Fleet Financial Group, Inc.                               5,300       215,975
  Nationsbank  Corporation                                  1,000        69,625
  Wells Fargo & Company                                       500       108,000
                                                                     ----------
                                                                        924,888

INDUSTRIAL MACHINERY AND EQUIPMENT (7.1%)
  AGCO Corporation                                          5,050       257,550
  Case Corporation                                          5,300       242,475
  Compaq Computer Corporation*                              3,700       177,600
  Dana Corporation                                          1,700        49,725
  Deere & Company                                           3,000       105,750
  Dell Computer Corporation*                                3,400       118,363
  Digital Equipment*                                        2,500       160,313
  Harris Corporation                                        4,100       223,963
  Innovex, Inc.                                            12,200       188,338
  International Business Machines Corporation               4,000       367,000
  Kennametal, Inc.                                          4,900       155,575
  Kulicke & Soffa Industries*                               1,900        43,938
  Seagate Technology, Inc.*                                 7,400       351,500
  Smith International, Inc.*                                3,600        84,600
  Tecumseh Products Company                                   800        41,700
  Timken Company                                            2,800       107,100
  Western Digital Corporation*                              7,200       128,700
                                                                     ----------
                                                                      2,804,190

INSTRUMENTS AND RELATED PRODUCTS (1.0%)
  Loral Corporation                                         6,600       233,475
  Sci Systems, Inc.*                                        5,400       166,725
                                                                     ----------
                                                                        400,200

                       Zweig Asset Allocation Portfolio

                                                    NUMBER
                                                   OF SHARES        VALUE
                                                   -------------------------
COMMON STOCKS (CONTINUED)

INSURANCE CARRIERS (4.1%)
  AMBAC, Inc.                                         2,500      $   117,188
  Exel Limited                                        2,400          146,400
  Loews Corporation                                   3,500          274,313
  Old Republic International Corporation                400           14,200
  Partnerre Holdings                                  6,800          185,725
  Reliastar Financial Corporation                       700           31,063
  St. Paul Companies                                  2,700          150,188
  Sunamerica, Inc.                                    1,500           71,250
  Tig Holdings, Inc.                                  5,500          156,750
  Transamerica Corporation                            2,000          145,750
  Travelers Group, Inc.                               1,600          100,600
  United Companies Financial Corporation              1,980           52,470
  USF&G Corporation                                   6,500          109,688
  USLife Corporation                                  2,850           85,144
                                                              --------------
                                                                   1,640,729

METAL MINING (0.6%)
  Asarco, Inc.                                        3,600          115,200
  Phelps Dodge                                        2,300          143,175
                                                              --------------
                                                                     258,375

NONDEPOSITORY INSTITUTIONS (0.9%)
  Finova Group                                          300           14,475
  Household International, Inc.                       4,200          248,325
  Textron, Inc.                                       1,500          101,250
                                                               -------------
                                                                     364,050

PAPER AND ALLIED PRODUCTS (5.4%)
  Boise Cascade Corporation                           4,900          169,663
  Bowater, Inc.                                       4,500          159,750
  Champion International Corporation                  3,500          147,000
  Chesapeake Corporation                              3,300           97,763
  Federal Paper Board Company                         5,000          259,375

                       Zweig Asset Allocation Portfolio


                                                            NUMBER
                                                          OF SHARES    VALUE
                                                          ----------------------
COMMON STOCKS (CONTINUED)

PAPER  AND ALLIED PRODUCTS (5.4%) (CONTINUED)
  James River Corp of Virginia                              3,700     $   89,263
  Mead Corporation                                          5,100        266,475
  Mercer Internationals*                                    9,500        194,156
  Temple - Inland, Inc.                                     4,500        198,563
  Union Camp Corporation                                    3,500        166,688
  Westvaco Corporation                                      6,400        177,600
  Willamette Industries                                     3,600        202,500
                                                                      ----------
                                                                       2,128,796

PETROLEUM AND COAL PRODUCTS (2.0%)
  BJ Services Company - Warrants*                             340          2,593
  British Petroleum - ADR                                   1,200        122,550
  Coastal Corporation                                       7,300        271,925
  Mobil Corporation                                         1,700        190,400
  Repsol SA                                                 6,500        213,688
                                                                      ----------
                                                                         801,156

PRIMARY METAL INDUSTRIES (3.2%)
  AK Steel Holding Corporation                              1,800         61,650
  Alcan Aluminium Ltd.                                      5,400        168,075
  Alumax, Inc.*                                             6,700        205,188
  Aluminum Company of America                                 800         42,300
  British Steel PLC - ADR                                   4,600        117,875
  Kaiser Aluminum Corporation                              18,500        240,500
  LTV Corporation*                                         11,400        156,750
  Reynolds Metals Company                                   3,800        215,175
  WHX Corporation*                                          6,200         67,425
                                                                      ----------
                                                                       1,274,938

RAILROAD TRANSPORTATION (0.4%)
  Conrail, Inc.                                             2,000        140,000

                       Zweig Asset Allocation Portfolio


                                                            NUMBER
                                                          OF SHARES    VALUE
                                                          ----------------------
COMMON STOCKS (CONTINUED)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (1.0%)
  Dow Chemical                                               2,500    $  175,938
  Goodyear Tire & Rubber Company                             2,802       127,141
  Premark International, Inc.                                2,000       101,250
                                                                      ----------
                                                                         404,329

SECURITY AND COMMODITY BROKERS (0.4%)
  Lehman Brothers Holdings                                   7,300       155,125

STONE, CLAY AND GLASS PRODUCTS (1.0%)
  Owens-Corning Fiberglass Corporation*                      3,800       170,525
  USG Corporation*                                           7,100       213,000
                                                                      ----------
                                                                         383,525

TRANSPORTATION BY AIR (2.7%)
  British Airways - ADR                                      1,000        72,750
  Delta Air Lines, Inc.                                      2,800       206,850
  Federal Express Corporation*                               4,300       317,663
  Northwest Airlines Corporation*                            4,200       213,938
  UAL Corporation*                                           1,400       249,900
                                                                      ----------
                                                                       1,061,101

TRANSPORTATION EQUIPMENT (3.2%)
  Burlington Northern Santa Fe                               2,146       167,371
  Chrysler Corporation                                       1,901       105,268
  Magna International, Inc.                                  1,300        56,225
  McDonnell Douglas Corporation                              6,200       570,400
  Northrop Grumman Corporation                               3,800       243,200
  Teledyne, Inc.                                             5,000       128,125
                                                                      ----------
                                                                       1,270,589

WHOLESALE TRADE, DURABLE GOODS (0.4%)
  General Motors Corporation                                 2,700       142,763


                       Zweig Asset Allocation Portfolio


                                                            NUMBER
                                                          OF SHARES    VALUE
                                                       -------------------------
COMMON STOCKS (CONTINUED)

WHOLESALE TRADE, NONDURABLE GOODS (0.4%)
  Gaylord Container Corporation*                              5,100  $    41,113
  Safeway, Inc.*                                              2,200      113,300
                                                                     -----------
                                                                         154,413
                                                                     -----------
TOTAL COMMON STOCKS (Cost $25,624,889)                                31,094,794


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                       -------------------------
SHORT-TERM SECURITIES (21.3%)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (20.0%)
  Federal National Mortgage Association, 5.48%,         $ 1,415,000    1,409,587
    due 01/2/96
  Federal National Mortgage Association, 5.67%,           3,350,000    3,348,374
    due 01/4/96
  Federal National Mortgage Association, 5.64%,           1,440,000    1,438,397
    due 01/8/96
  Federal National Mortgage Association, 5.65%,           1,720,000    1,715,921
    due 01/16/96                                                     -----------
                                                                       7,912,279

U.S. GOVERNMENT OBLIGATIONS (0.3%)
  U.S. Treasury Bills, 4.93%, due 03/14/96                  100,000       99,003


REPURCHASE AGREEMENT (1.0%)
  State Street Bank, 4.25%, due 1/2/96 (Dated 12/29/95      410,131      410,131
    Collateralized by U.S. Treasury Bond 8.75%                       -----------
    due 5/15/2017, value $419,016)

TOTAL SHORT-TERM SECURITIES (Cost $8,421,413)                          8,421,413
                                                                     -----------
TOTAL INVESTMENTS (100.0%)(Cost $34,046,302)                         $39,516,207
                                                                     ===========


                       Zweig Asset Allocation Portfolio


FUTURES CONTRACTS

                                                      CONTRACT
                           COLLATERAL     EXPIRATION  AMOUNT AT  UNREALIZED
                           (PAR VALUE)       DATE       VALUE       LOSS
                         ---------------------------------------------------
2 S&P 500 Futures        U.S. Treasury
 Contracts-Long          Bill: $100,000
                         due 3/14/96       3/15/96     $618,450   $(6,270)
                                                       =====================

*Non-income producing


OTHER INFORMATION:
 Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1995, aggregated $13,215,391 and $9,107,500, respectively. Net unrealized appreciation for tax purposes aggregated $5,469,905, of which $6,071,366 related to appreciated investment securities and $601,461 related to depreciated investment securities. Aggregate cost of securities is $34,026,330 for tax purposes.

See accompanying notes.

                     Nicholas-Applegate Balanced Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)


ASSETS
Investment in securities, at value (cost $42,631,104)
  (Note 1)--See accompanying schedule                             $47,601,544
Receivable for investment securities sold                             583,156
Dividends, interest and other receivables                             221,817
                                                                  -----------
TOTAL ASSETS                                                       48,406,517
LIABILITIES
Payable for investment securities purchased                           320,195
Cash overdraft                                                         12,061
Accounts payable and accrued expenses                                  34,544
                                                                  -----------
TOTAL LIABILITIES                                                     366,800
                                                                  -----------
NET ASSETS                                                        $48,039,717
                                                                  ===========
Net Assets consist of:
  Paid-in capital                                                 $41,077,881
  Undistributed net investment income                                 513,172
  Undistributed net realized gain on investments                    1,478,224
  Net unrealized appreciation on investment securities              4,970,440
                                                                  -----------
NET ASSETS, for 3,518,817 shares outstanding                      $48,039,717
                                                                  ===========
NET ASSET VALUE, offering and redemption price per share          $     13.65
                                                                  ===========

See accompanying notes.

                     Nicholas-Applegate Balanced Portfolio

                            Statement of Operations

                 Six Months Ended December 31, 1995 (Unaudited)

INVESTMENT INCOME
  Dividends                                                     $   167,556
  Interest                                                          572,238
                                                                -----------
    Total investment income                                         739,794

EXPENSES (Note 2)
  Investment advisory and management fees                           155,398
  Custody and accounting fees                                        53,792
  Professional fees                                                   7,558
  Directors' fees and expenses                                        2,640
  Other expenses                                                      7,234
                                                                -----------
    Total expenses                                                  226,622
                                                                -----------
Net investment income                                               513,172

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
  Net realized gain on investments                                3,097,479
  Change in unrealized appreciation on investment securities     (1,028,996)
                                                                -----------
Net realized and unrealized gain on investments                   2,068,483
                                                                -----------
Net increase in net assets resulting from operations            $ 2,581,655
                                                                ===========

See accompanying notes.

                     Nicholas-Applegate Balanced Portfolio

                      Statements of Changes in Net Assets


                                           SIX MONTHS
                                             ENDED
                                          DECEMBER 31,     YEAR ENDED
                                              1995           JUNE 30,
                                          (UNAUDITED)          1995
                                          ----------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                     $   513,172    $   936,566
 Net realized gain (loss) on investments     3,097,479       (283,310)
 Change in net unrealized appreciation
  (depreciation)                            (1,028,996)     6,479,460
                                          ----------------------------
  Net increase in net assets resulting
   from operations                           2,581,655      7,132,716
Distributions to shareholders from:
 Net investment income                        (935,896)      (386,000)

Capital share transactions:
 Proceeds from sales of shares               3,608,365      7,522,637
 Proceeds from reinvested dividends            935,896        386,000
 Cost of shares redeemed                    (3,930,914)    (8,232,738)
                                          ----------------------------
   Net increase (decrease) in net assets
    resulting from share transactions          613,347       (324,101)
                                          ----------------------------

Total increase in net assets

NET ASSETS                                   2,259,106      6,422,615
Beginning of period                         45,780,611     39,357,996
                                          ----------------------------
End of period (including undistributed
 net investment income of $513,172 and
 $935,896, respectively)                   $48,039,717    $45,780,611
                                          ============================
OTHER INFORMATION
Shares:
 Sold                                          259,596        641,113
 Issued through reinvestment of
  dividends                                     68,284         32,590
 Redeemed                                     (284,754)      (689,568)
                                          ----------------------------
  Net increase (decrease)                       43,126        (15,865)
                                          ============================

See accompanying notes.

                     Nicholas-Applegate Balanced Portfolio

                             Financial Highlights

                                                               SIX MONTHS                                   DECEMBER 3, 1992
                                                                 ENDED                                      (COMMENCEMENT OF
                                                              DECEMBER 31,    YEAR ENDED     YEAR ENDED        OPERATIONS)
                                                                  1995         JUNE 30,       JUNE 30,          THROUGH
                                                              (UNAUDITED)        1995           1994         JUNE 30, 1993
                                                              ------------    -----------    -----------    ----------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                          $     13.17     $     11.27    $     11.50       $    10.00
Income from investment operations:
    Net investment income                                            0.15            0.27           0.09             0.11
    Net realized and unrealized gain (loss) on investments           0.60            1.74          (0.29)            1.39
                                                              -----------     -----------    -----------       ----------
    Total from investment operations                                 0.75            2.01          (0.20)            1.50
Less distributions:
    From net investment income                                      (0.27)          (0.11)         (0.03)              --
                                                              -----------     -----------    -----------       ----------
Net asset value, end of period                                $     13.65     $     13.17    $     11.27       $    11.50
                                                              ===========     ===========    ===========       ==========
TOTAL RETURN (A)                                                     5.71%          17.92%         (1.70%)          26.07%

RATIOS AND SUPPLEMENTAL DATA (B)
    Net Assets, end of period                                 $48,039,717     $45,780,611    $39,357,996       $5,567,264
    Ratio of expenses to average net assets (C)                      0.95%           0.94%          1.03%            1.25%
Ratio of net investment income to average net assets (C)             2.15%           2.20%          1.69%            1.70%
Portfolio turnover rate                                                63%            108%            56%              21%

(A)  Total returns for periods less than one year are not annualized.

(B)  Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 3.87% and (0.72%), respectively, for the period December 3, 1992 (commencement of operations) through June 30, 1993. (Note 2)

                     Nicholas-Applegate Balanced Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995

                                                      NUMBER
                                                     OF SHARES       VALUE
                                                     ------------------------

COMMON STOCKS (61.9%)

AGRICULTURAL PRODUCTION, CROPS (0.6%)
 Castle & Cooke, Inc.                                 2,267        $   37,967
 Dole Food Company                                    6,800           238,000
                                                                   ----------
                                                                      275,967
AMUSEMENT AND RECREATION SERVICES (1.1%)
 Grand Casinos, Inc.*                                12,150           282,488
 King World Productions*                              5,600           217,700
                                                                   ----------
                                                                      500,188

BUSINESS SERVICES (7.1%)
 Adaptec, Inc.*                                       7,200           295,200
 Altera Corporation*                                  6,600           327,938
 Cisco Systems, Inc.*                                 4,500           336,093
 Cognex Corporation*                                 12,200           427,000
 Computer Associates International                    5,760           327,600
 McAfee Associates, Inc.*                             6,200           265,825
 S3 Incorporated*                                    15,400           270,463
 Structural Dynamics Research*                       11,400           333,450
 Sun Microsystems, Inc.*                             12,400           566,525
 Teradyne, Inc.*                                      9,800           245,000
                                                                   ----------
                                                                    3,395,094

CHEMICALS AND ALLIED PRODUCTS (3.2%)
 Albemarle Corporation                               16,400           317,750
 Amgen, Inc.*                                         6,100           361,806
 Eastman Chemical Company                             7,200           450,900
 Watson Pharmaceuticals*                              7,700           377,300
                                                                   ----------
                                                                    1,507,756

COMMUNICATIONS (1.0%)
 Infinity Broadcasting*                               7,400           275,650
 Mobile Telecommunication Corporation*                9,400           200,925
                                                                   ----------
                                                                      476,575

                     Nicholas-Applegate Balanced Portfolio

                                                            NUMBER
                                                           OF SHARES    VALUE
                                                          ----------------------
COMMON STOCKS (CONTINUED)

DEPOSITORY INSTITUTIONS (2.7%)
 Nationsbank Corporation                                      4,500  $   313,312
 Standard Federal Bancorporation                              8,400      330,750
 Union Bank of San Francisco                                  6,200      334,800
 Zions Bancorporation                                         4,100      330,050
                                                                     -----------
                                                                       1,308,912

ELECTRIC, GAS AND SANITARY SERVICE (1.4%)
 Noram Energy Corporation                                    38,000      337,250
 Williams Companies                                           7,800      342,225
                                                                     -----------
                                                                         679,475

ELECTRONICS, AND OTHER ELECTRICAL EQUIPMENT (6.8%)
 Ascend Communications, Inc.*                                 7,700      625,144
 Black & Decker Corporation                                   8,700      306,675
 Cypress Semiconductor Corporation*                          20,100      256,275
 Integrated Device Technology*                               13,900      179,831
 Linear Technology Corporation                                7,900      311,063
 Maxim Integrated Products*                                   8,800      338,800
 Micron Technology, Inc.                                      9,700      384,363
 Tencor Instruments*                                          5,700      138,938
 Texas Instruments, Inc.                                      9,200      476,100
 Xilinx, Inc.*                                                7,500      227,813
                                                                     -----------
                                                                       3,245,002

FOOD AND KINDRED PRODUCTS (1.3%)
 Coca Cola Enterprises, Inc.                                 11,200      299,600
 IBP, Inc.                                                    6,000      303,000
                                                                     -----------
                                                                         602,600

FOOD STORES (0.7%)
 Vons Companies, Inc.*                                       11,700      330,525

FORESTRY (0.6%)
 Rayonier, Inc.                                               7,900      263,663

                     Nicholas-Applegate Balanced Portfolio

                                                            NUMBER
                                                          OF SHARES   VALUE
                                                          --------------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY AND EQUIPMENT (6.0%)
 Applied Materials, Inc.                                      6,000 $  235,875
 Bay Networks*                                                8,850    363,403
 Cirrus Logic, Inc.*                                          2,400     47,550
 Conner Peripherals*                                         16,900    354,900
 Dell Computer Corporation*                                  10,400    362,050
 Iomega Corporation*                                          6,300    306,731
 Komag, Inc.*                                                 5,300    243,138
 Lam Research Corporation*                                    5,200    237,250
 Seagate Technology, Inc.*                                    6,600    313,500
 U.S. Robotics Corporation*                                   4,400    386,650
                                                                    ----------
                                                                     2,851,047

INSTRUMENTS AND RELATED PRODUCTS (4.6%)
 Boston Scientific Corporation*                              17,100    837,900
 Credence Systems Corporation*                                8,700    197,925
 KLA Instruments Corporation*                                21,000    548,625
 Nellcor, Inc.*                                               5,700    332,738
 Sci Systems, Inc.*                                           9,400    290,225
                                                                    ----------
                                                                     2,207,413

INSURANCE CARRIERS (3.0%)
 Ace Limited                                                  3,000    119,250
 American Financial Group                                    11,800    361,375
 Conseco, Inc.                                                5,300    331,913
 Foundation Health Corporation*                               7,100    305,300
 Loews Corporation                                            4,000    313,500
                                                                    ----------
                                                                     1,431,338

METAL MINING (2.4%)
 Asarco, Inc.                                                14,300    457,600
 Cyprus Amax Minerals Company                                11,300    295,213
 Phelps Dodge                                                 6,200    385,950
                                                                    ----------
                                                                     1,138,763

                      Nicholas-Applegate Balanced Portfolio

                                                             NUMBER
                                                            OF SHARES     VALUE
                                                            -------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS RETAIL (0.7%)
 Longs Drug Stores, Inc.                                     7,400   $  354,275

OIL AND GAS EXTRACTION (2.3%)
 Louisiana Land & Exploration                                  300       12,863
 Reading & Bates Corporation*                               24,700      370,500
 Shell Transport & Trading                                   4,400      358,050
 Sonat Offshore Drilling                                     8,100      362,475
                                                                     ----------
                                                                      1,103,888
PAPER AND ALLIED PRODUCTS (5.0%)
 Bowater, Inc.                                               8,000      284,000
 Champion International Corporation                          6,100      256,200
 Chesapeake Corporation                                      6,000      177,750
 Consolidated Papers, Inc.                                   5,300      297,463
 Kimberly-Clark, Inc.                                        9,360      774,540
 Temple-Inland, Inc.                                         6,500      286,812
 Willamette Industries                                       5,000      281,250
                                                                      ---------
                                                                      2,358,015

PETROLEUM AND COAL INDUSTRIES (0.7%)
 Valero Energy Corporation                                  12,800      313,600

PRIMARY METAL INDUSTRIES (0.8%)
 Reynolds Metals Company                                     6,800      385,050

RAILROAD TRANSPORTATION (0.7%)
 Norfolk Southern Corporation                                4,300      341,313

SECURITY AND COMMODITY BROKERS (3.5%)
 Bear Stearns Companies                                     11,500      228,562
 Lehman Brothers Holdings                                    1,000      233,750
 Merrill Lynch and Company                                   5,600      285,600
 Morgan Stanley Group, Inc.                                  3,500      282,183
 PaineWebber Group, Inc.                                    14,100      282,000
 Salomon, Inc. Companies                                     8,500      301,750
                                                                    -----------
                                                                      1,613,845




                                      31

                     Nicholas-Applegate Balanced Portfolio

                                                           NUMBER
                                                          OF SHARES    VALUE
                                                         ----------------------
COMMON STOCKS (CONTINUED)
TRANSPORTATION BY AIR (2.1%)
 Comair Holdings, Inc.                                      11,500   $  307,625
 Continental Airlines*                                       7,900      343,650
 UAL Corporation*                                            2,000      357,000
                                                                     ----------
                                                                      1,008,275

TRANSPORTATION EQUIPMENT (1.8%)
 FMC Corporation*                                            3,700      250,213
 Harsco Corporation                                          4,600      267,375
 McDonnell Douglas Corporation                               3,900      358,800
                                                                     ----------
                                                                        876,388
WATER TRANSPORTATION (0.6%)
 Tidewater, Inc.                                             9,700      305,550

WHOLESALE TRADE, DURABLE GOODS (0.6%)
 Avnet, Inc.                                                 6,000      268,500

WHOLESALE TRADE, NONDURABLE GOODS (0.6%)
 Philip Morris Companies, Inc.                               3,400      307,700
                                                                     ----------
TOTAL COMMON STOCKS (Cost $25,650,852)                               29,450,717

                     Nicholas-Applegate Balance Portfolio


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
LONG-TERM DEBT SECURITIES (34.1%)                       ------------------------
U.S. GOVERNMENT OBLIGATIONS (34.1%)
 U.S. Treasury Notes, 8.25%, due 7/15/1998               1,520,000     1,626,871
 U.S. Treasury Notes, 7.50%, due 5/15/2002               2,210,000     2,450,337
 U.S. Treasury Notes, 6.25%, due 2/15/2003               2,090,000     2,180,455
 U.S. Treasury Notes, 7.25%, due 5/15/2004               3,800,000     4,218,000
 U.S. Treasury Notes, 7.875%, due 11/15/2004             3,200,000     3,704,000
 U.S. Treasury Notes, 0%, due 8/15/2005                  3,570,000     2,074,205
                                                                    ------------
                                                                      16,253,868
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES (Cost $15,083,293)                    16,253,868


SHORT-TERM SECURITIES (4.0%)

REPURCHASE AGREEMENT (4.0%)
 State Street Bank, 4.25%, due 1/2/96 (Dated 12/29/95
    Collateralized by U.S. Treasury Bond 8.75%
    due 5/15/2017,  value $1,935,960)                    1,896,959     1,896,959
                                                                     -----------

TOTAL SHORT-TERM SECURITIES (Cost $1,896,959)                          1,896,959
                                                                    ------------

TOTAL INVESTMENTS (100.0%)(Cost $42,631,104)                        $ 47,601,544
                                                                    ============

*Non-income producing

                     Nicholas-Applegate Balanced Portfolio

OTHER INFORMATION:
 Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1995, aggregated $28,573,800 and $29,113,046, respectively. Net unrealized appreciation for tax purposes aggregated $4,970,440, of which $6,264,335 related to appreciated investment securities and $1,293,895 related to depreciated investment securities. Aggregate cost of securities is the same for book and tax purposes.

See accompanying notes.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)


ASSETS
Investment in securities, at value (cost $17,650,643)        $22,631,373
  (Note 1)--See accompanying schedule
Cash                                                              14,826
Dividends and interest receivable                                 21,879
                                                             -----------
TOTAL ASSETS                                                  22,668,078

LIABILITIES
Accounts payable and accrued expenses                             20,845
                                                             -----------
TOTAL LIABILITIES                                                 20,845
                                                             -----------

NET ASSETS                                                   $22,647,233
                                                             ===========

Net Assets consist of:
 Paid-in capital                                             $17,830,462
 Undistributed net realized loss on investments                 (163,959)
 Net unrealized appreciation on investment securities          4,980,730
                                                             -----------

NET ASSETS, for 1,656,643 shares outstanding                 $22,647,233
                                                             ===========

NET ASSET VALUE, offering and redemption price per share     $     13.67
                                                             ===========

See accompanying notes.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)



INVESTMENT INCOME
  Dividends                                                        $   82,569
  Interest                                                             23,792
                                                                   ----------
    Total investment income                                           106,361

EXPENSES (Note 2)
  Investment advisory and management fees                              67,972
  Custody and accounting fees                                          23,529
  Professional fees                                                     7,558
  Directors' fees and expenses                                          2,640
  Regulatory fees                                                       2,033
  Other expenses                                                        3,208
                                                                   ----------
    Total expenses                                                    106,940
                                                                   ----------
Net investment loss                                                      (579)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
  Net realized loss on investments                                   (163,959)
  Change in unrealized appreciation on investment securities        1,310,039
                                                                   ----------
Net realized and unrealized gain on investments                     1,146,080
                                                                   ----------

Net increase in net assets resulting from operations               $1,145,501
                                                                   ==========



See accompanying notes.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                      Statements of Changes in Net Assets

                                                     SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31,  YEAR ENDED
                                                        1995         JUNE 30,
                                                     (UNAUDITED)      1995
                                                     -------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income (loss)                       $      (579)  $    17,603
  Net realized gain (loss) on investments               (163,959)      311,876
  Change in net unrealized appreciation                1,310,039     3,972,691
                                                     -------------------------
    Net increase in net assets resulting from
      operations                                       1,145,501     4,302,170

Distributions to shareholders from:
  Net investment income                                  (17,603)          --
  Net realized gain                                     (152,435)          --
                                                     -------------------------
Total distributions to shareholders                     (170,038)          --

Capital share transactions:
  Proceeds from sales of shares                        8,189,112     5,228,036
  Proceeds from reinvested distributions                 170,038           --
  Cost of shares redeemed                             (3,080,656)   (3,829,957)
                                                     -------------------------
    Net increase in net assets resulting from
      share transactions                               5,278,494     1,398,079
                                                     -------------------------

Total increase in net assets                           6,253,957     5,700,249

NET ASSETS
Beginning of period                                   16,393,276    10,693,027
                                                     -------------------------

End of period (including undistributed net
  investment income of $17,603 at June 30, 1995)     $22,647,233   $16,393,276
                                                     =========================

OTHER INFORMATION
Shares:
  Sold                                                   591,765       485,092
  Issued through reinvestment of distributions            12,192           --
  Redeemed                                              (222,580)     (352,447)
                                                     -------------------------
    Net increase                                         381,377       132,645
                                                     =========================

See accompanying notes.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                              Financial Highlights



                                                                                                       DECEMBER 8,
                                             SIX MONTHS                                                   1992
                                               ENDED                                                  (COMMENCEMENT
                                            DECEMBER 31,      YEAR ENDED       YEAR ENDED             OF OPERATIONS)
                                                1995           JUNE 30,         JUNE 30,             THROUGH JUNE 30,
                                             (UNAUDITED)         1995             1994                     1993
                                        -----------------------------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period         $     12.85     $      9.36      $      9.71                  $    10.00
Income from investment operations:
  Net investment income (loss)                     (0.00) (E)       0.01            (0.02)(C)                      --
  Net realized and unrealized
    gain (loss) on investments                      0.92            3.48            (0.33)                      (0.29)
                                        -----------------------------------------------------------------------------------
  Total from investment operations                  0.92            3.49            (0.35)                      (0.29)
Less distributions:
  From net investment income                       (0.01)             --               --                          --
  From net realized gain                           (0.09)             --               --                          --
                                        -----------------------------------------------------------------------------------
  Total distributions                              (0.10)             --               --                          --
                                        -----------------------------------------------------------------------------------

Net asset value, end of period               $     13.67     $     12.85      $      9.36                  $     9.71
                                        ===================================================================================

TOTAL RETURN (A)                                    7.17%          37.29%           (3.60)%                     (5.16%)

RATIOS AND SUPPLEMENTAL DATA (B)
Net Assets, end of period                    $22,647,233     $16,393,276      $10,693,027                  $5,143,365
Ratio of expenses to average
  net assets (D)                                    1.02%           1.05%            1.29%                       1.34%
 Ratio of net investment income (loss)
  to average net assets (D)                        (0.01)%          0.13%           (0.17)%                     (0.06)%
 Portfolio turnover rate                              18%             31%              38%                          6%

(A)  Total returns for periods of less than one year are not annualized.

(B)  Data expressed as a percentage are annualized as appropriate.

(C) Net investment income (loss) per share has been calculated using the weighted monthly average number of shares outstanding.

(D) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 3.52% and (1.94%), respectively, for the period ended December 8, 1992 (commencement of operations) through June 30, 1993. (Note 2)

(E)  Less than $0.01 per share.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995


                                           NUMBER
                                          OF SHARES    VALUE
                                        -----------------------


COMMON STOCKS (97.8%)

BUILDING MATERIAL AND GARDEN SUPPLIES
  (2.8%)
  Home Depot, Inc.                           13,333  $  638,316

BUSINESS SERVICES (25.0%)
  Adobe Systems, Inc.                         9,700     602,613
  Autodesk, Inc.                             14,900     510,325
  Automatic Data Processing                   6,900     512,325
  Cabletron Systems*                          8,700     704,700
  Cisco Systems, Inc.*                        8,300     619,906
  Electronic Arts, Inc.*                     13,800     361,388
  First Data Corporation                      7,770     519,619
  Microsoft Corporation*                      5,600     491,750
  Oracle Corporation                          9,900     419,513
  Silicon Graphics, Inc.*                    14,900     409,750
  Sybase, Inc.*                              14,300     513,013
                                                   ------------
                                                      5,664,902

CHEMICALS AND ALLIED PRODUCTS (13.2%)
  Amgen, Inc.*                               10,900     646,506
  Great Lakes Chemical Corporation            7,600     547,200
  Merck & Company, Inc.                       9,100     598,325
  Morton International, Inc.                 16,700     599,112
  Mylan Laboratories                         25,500     599,250
                                                   ------------
                                                      2,990,393

COMMUNICATIONS (10.9%)
  AT&T Corporation                            8,000     518,000
  Capital Cities/ABC, Inc.                    4,250     524,344
  General Instrument Corp.                   18,400     430,100
  Qualcomm, Inc.                             12,600     541,013
  Tellabs, Inc.                              12,000     445,500
                                                   ------------
                                                      2,458,957

DEPOSITORY INSTITUTIONS (6.9%)
  Bankamerica Corporation                     8,400     543,900
  First Interstate Bancorp                    3,500     477,750
  Nationsbank Corporation                     7,600     529,150
                                                   ------------
                                                      1,550,800

            Harris Bretall Sullivan & Smith Equity Growth Portfolio



                                           NUMBER
                                          OF SHARES    VALUE
                                        -----------------------

COMMON STOCKS (CONTINUED)

ELECTRONIC AND OTHER ELECTRICAL
  EQUIPMENT (5.4%)
  Intel Corporation                           8,300  $  471,543
  Motorola, Inc.                              7,600     433,200
  Sensormatic Electronics Corporation        17,800     309,275
                                                   ------------
                                                      1,214,018

FURNITURE AND HOME FURNISHINGS STORES
  (1.8%)
  Circuit City Stores, Inc.                  14,600     403,325

GENERAL MERCHANDISE STORES (1.9%)
  Walmart Stores, Inc.                       19,600     438,550

HOLDING COMPANIES AND OTHER INVESTMENT
  OFFICES (2.5%)
  Norwest Corporation                        17,200     567,600

INDUSTRIAL MACHINERY AND
  COMPUTER EQUIPMENT (6.8%)
  Applied Materials, Inc.*                   10,500     412,781
  Hewlett-Packard Company                     6,200     519,250
  Tyco International Limited                 16,900     602,063
                                                   ------------
                                                      1,534,094

INSURANCE CARRIERS (8.0%)
  American International Group                5,950     550,375
  Chubb Corporation                           5,700     551,475
  United Healthcare Corporation              10,800     707,400
                                                   ------------
                                                      1,809,250

MISCELLANEOUS RETAIL (3.7%)
  Office Depot, Inc.*                        17,700     349,575
  Staples, Inc.*                             20,250     496,125
                                                   ------------
                                                        845,700

MOTION PICTURES (2.3%)
  Walt Disney Company                         8,900     525,100

NONDEPOSITORY INSTITUTION (2.1%)
  Dean Witter Discover & Company              9,900     465,300

            Harris Bretall Sullivan & Smith Equity Growth Portfolio



                                             NUMBER
                                           OF SHARES
                                          OR PRINCIPAL
                                             AMOUNT        VALUE
                                        ----------------------------

COMMON STOCKS (CONTINUED)

SECURITY AND COMMODITY BROKERS (2.0%)
  Charles Schwab Corporation                    22,000   $   442,750

TRANSPORTATION EQUIPMENT (2.5%)
  General Electric Company                       8,000       576,000
                                                      --------------

TOTAL COMMON STOCKS (Cost $17,144,325)                    22,125,055

SHORT-TERM SECURITIES (2.2%)

REPURCHASE AGREEMENT (2.2%)
  State Street Bank, 4.25%, due 1/2/96
    (Dated 12/29/95 Collateralized by
    U.S. Treasury Bond 8.75% due
    5/15/2017, value $517,140)                $506,318       506,318
                                                      --------------

TOTAL SHORT-TERM SECURITIES (Cost
  $506,318)                                                  506,318
                                                      --------------

TOTAL INVESTMENTS (100.0%) (Cost
  $17,650,643)                                           $22,631,373
                                                      ==============

* Non-income producing

OTHER INFORMATION:
  Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1995, aggregated $8,608,608 and $3,654,396, respectively. Net unrealized appreciation for tax purposes aggregated $4,980,730, of which $5,398,356 related to appreciated investment securities and $417,626 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

See accompanying notes.

                            Dreman Value Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)


ASSETS
Investment in securities, at value (cost $12,074,740)         $15,591,581
    (Note 1)--See accompanying schedule
Cash                                                               26,109
Dividends, interest and other receivables                          31,676
                                                              -----------
TOTAL ASSETS                                                   15,649,366


LIABILITIES

Accounts payable and accrued expenses                              10,464
                                                              -----------
TOTAL LIABILITIES                                                  10,464
                                                              -----------

NET ASSETS                                                    $15,638,902
                                                              ===========

Net Assets consist of:
    Paid-in capital                                           $11,662,016
    Undistributed net investment income                           136,027
    Undistributed net realized gain on investments                324,018
    Net unrealized appreciation on investment securities        3,516,841
                                                              -----------

NET ASSETS, for 1,046,489 shares outstanding                  $15,638,902
                                                              ===========

NET ASSET VALUE, offering and redemption price per share      $     14.94
                                                              ===========

See accompanying notes.

                            Dreman Value Portfolio

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)


INVESTMENT INCOME
    Dividends                                                       $  181,255
    Interest                                                            13,102
                                                                    ----------
        Total investment income                                        194,357

EXPENSES (Note 2)
    Investment advisory and management fees                             28,662
    Custody and accounting fees                                         14,831
    Professional fees                                                    7,558
    Directors' fees and expenses                                         2,640
    SEC registration fees                                                  626
    Foreign tax expense                                                    614
    Taxes and filing fees                                                  484
    Other expenses                                                       2,915
                                                                    ----------
        Total expenses                                                  58,330
                                                                    ----------
Net investment income                                                  136,027

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1)
    Net realized gain on investments                                   324,018
    Change in unrealized appreciation on investment securities       2,115,912
                                                                    ----------
Net realized and unrealized gain on investments                      2,439,930
                                                                    ----------

Net increase in net assets resulting from operations                $2,575,957
                                                                    ==========


See accompanying notes.

                            Dreman Value Portfolio

                      Statements of Changes in Net Assets

                                                                         SIX MONTHS ENDED
                                                                        DECEMBER 31, 1995      YEAR ENDED
                                                                           (UNAUDITED)       JUNE 30, 1995
                                                                        -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                                  $   136,027        $   190,518
    Net realized gain on investments                                           324,018            110,922
    Change in net unrealized appreciation                                    2,115,912          1,497,538
                                                                           -----------        -----------
        Net increase in net assets resulting from operations                 2,575,957          1,798,978

Distributions to shareholders from:
    Net investment income                                                     (190,236)          (115,316)
    Net realized gain                                                         (110,864)           (33,184)
                                                                           -----------        -----------
        Total distributions to shareholders                                   (301,100)          (148,500)

Capital share transactions:
    Proceeds from sales of shares                                            3,463,021          2,443,372
    Proceeds from reinvested distributions                                     301,100            148,500
    Cost of shares redeemed                                                 (1,276,986)        (2,317,614)
                                                                           -----------        -----------
        Net increase in net assets resulting from share transactions         2,487,135            274,258
                                                                           -----------        -----------
Total increase in net assets                                                 4,761,992          1,924,736

NET ASSETS
Beginning of period                                                         10,876,910          8,952,174
                                                                           -----------        -----------
End of period (including undistributed net investment income
  $136,027 and $190,236, respectively)                                     $15,638,902        $10,876,910
                                                                           ===========        ===========

OTHER INFORMATION
Shares:
    Sold                                                                       251,849            218,818
    Issued through reinvestment of distributions                                21,840             13,171
    Redeemed                                                                   (90,932)          (208,122)
                                                                           -----------        -----------
        Net increase                                                           182,757             23,867
                                                                           ===========        ===========

See accompanying notes.

                            Dreman Value Portfolio

                              Financial Highlights


                                                                              DECEMBER 14,
                                      SIX MONTHS                                  1992
                                         ENDED        YEAR        YEAR        (COMMENCEMENT
                                     DECEMBER 31,     ENDED       ENDED       OF OPERATIONS)
                                         1995        JUNE 30,    JUNE 30,   THROUGH JUNE 30,
                                     (UNAUDITED)      1995        1994            1993
                                     -------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
  period                              $     12.59  $     10.66  $    10.45     $    10.00
Income from investment operations:
  Net investment income                      0.10         0.26        0.12           0.11
  Net realized and unrealized gain on
    investments                              2.55         1.85        0.17           0.34
                                     -------------------------------------------------------
    Total from investment operations         2.65         2.11        0.29           0.45
Less distributions:
  From net investment income                (0.19)        (.14)      (0.08)           --
  From net realized gain                    (0.11)        (.04)        --             --
                                     -------------------------------------------------------
    Total distributions                     (0.30)       (0.18)      (0.08)           --
                                     -------------------------------------------------------

Net asset value, end of period        $     14.94  $     12.59  $    10.66     $    10.45
                                      ======================================================

TOTAL RETURN (A)                            21.24%       19.98%       2.80%          8.25%

RATIOS AND SUPPLEMENTAL DATA (B)
  Net assets, end of period           $15,638,902  $10,876,910  $8,952,174     $1,671,220
  Ratio of expenses to average
    net assets (C)                           0.89%        1.13%       1.40%          1.24%
  Ratio of net investment income to
    average net assets (C)                   2.07%        1.98%       1.98%          2.00%
  Portfolio turnover rate                       8%          29%          9%             5%


(A) Total returns for periods less than one year are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 1.61% and 1.76%, respectively, for the year ended June 30, 1994 and were 8.43% and (1.49%), respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993. (Note 2)

                            Dreman Value Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995


                                              NUMBER
                                             OF SHARES    VALUE
                                            ----------------------


COMMON STOCKS (95.2%)

APPAREL AND OTHER FINISHED PRODUCTS (4.8%)
  Liz Claiborne, Inc.                          11,400  $  316,350
  VF Corporation                                8,200     432,550
                                                       ----------
                                                          748,900

BASIC CHEMIC PLASTICS AND SYNTHETICS (8.7%)
  Bristol-Myers Squibb Company                  2,200     188,925
  Eli Lilly & Company                           7,600     427,500
  Glaxo Holdings PLC-ADR                        5,200     146,900
  Merck & Company Inc.                          4,100     269,575
  Upjohn Company                                8,265     320,269
                                                       ----------
                                                        1,353,169

DEPOSITORY INSTITUTIONS (13.2%)
  Ahmanson (H.F.) & Company                    10,000     265,000
  Bankers Trust New York                        5,300     352,450
  Barnett Banks, Inc.                           4,800     283,200
  Fleet Financial Group, Inc.                   1,700      69,275
  Great Western Financial                      11,000     280,500
  J.P. Morgan & Company                         1,500     120,375
  Keycorp                                       6,000     217,500
  Midatlantic Corporation, Inc.                 4,200     275,888
  Wells Fargo & Company                           900     194,400
                                                       ----------
                                                        2,058,588

ELECTRIC, GAS AND SANITARY SERVICE (5.1%)
  Columbia Gas System*                         18,100     794,137

ELECTRICAL & ELECTRONIC MACHINERY, EQUIP.
  (3.3%)
  General Electric Company                      7,200     518,400

FOOD AND KINDRED PRODUCTS (1.7%)
  Nestle SA-ADR                                 4,700     259,087


                            Dreman Value Portfolio


                                             NUMBER
                                            OF SHARES    VALUE
                                          -----------------------

COMMON STOCKS (CONTINUED)

GENERAL MERCHANDISE STORES (5.0%)
  Dayton-Hudson Corporation                    5,000  $  375,000
  May Department Stores Company                3,500     147,875
  TJX Companies, Inc.                         13,300     251,038
                                                      ----------
                                                         773,912

HEALTH SERVICES (1.3%)
  Tenet Health Care*                           9,500     197,125

HOLDING COMPANIES AND OTHER INVESTMENT
 OFFICES (9.9%)
  Bankamerica Corporation                      4,000     259,000
  First Chicago Corporation                    8,326     328,877
  First Union Corporation                      3,800     211,375
  Nationsbank Corporation                      2,500     174,062
  PNC Bank Corporation                        17,900     577,275
                                                      ----------
                                                       1,550,589

INDUSTRIAL MACHINERY AND COMPUTER
 EQUIPMENT (1.1%)
  Apple Computer                               5,300     168,606

INSTRUMENTS AND RELATED PRODUCTS (2.0%)
  Baxter International, Inc.                   3,000     125,625
  Becton Dickinson & Company                   2,500     187,500
                                                      ----------
                                                         313,125

INSURANCE AGENTS, BROKERS AND SERVICE (2.4%)
  Humana, Inc.*                               13,500     369,563

INSURANCE CARRIERS (6.4%)
  American General Corporation                 6,800     237,150
  American International Group                 2,250     208,125
  Ohio Casualty Corporation                    3,000     115,500
  Travelers Group, Inc.                        1,200      75,450
  U.S. Healthcare, Inc.                        7,800     362,213
                                                      ----------
                                                         998,438

                            Dreman Value Portfolio



                                           NUMBER
                                          OF SHARES     VALUE
                                        ------------------------
COMMON STOCKS (CONTINUED)

LUMBER AND WOOD PRODUCTS (2.5%)
 Louisiana-Pacific Corporation               15,800  $   383,150

NONDEPOSITORY INSTITUTION (10.7%)
 Federal National Mortgage Association        6,700      831,637
 Federal Home Loan Mortgage Corporation      10,100      843,350
 Transport Holdings, Inc.*                        6          250
                                                     -----------
                                                       1,675,237

OIL & GAS EXTRACTION (1.1%)
 Atlantic Richfield Company                   1,500      166,125

PETROLEUM AND COAL PRODUCTS (1.6%)
 Amoco Corporation                            3,500      251,563

RETAIL FOOD STORES (1.2%)
 Giant Food, Inc.                             6,000      189,000

STONE, CLAY, GLASS, AND CONCRETE
 PRODUCTS (0.9%)
 Hanson PLC-ADR                               9,000      137,250
 U.S. Industries, Inc.*                         450        8,269
                                                     -----------
                                                         145,519

TEXTILE MILL PRODUCTS (3.0%)
 Fruit of the Loom, Inc.*                    19,000      463,125

TOBACCO MANUFACTURERS OF CIGARETTES (0.9%)
 UST, Inc.                                    4,400      146,850

TRANSPORTATION EQUIPMENT (3.7%)
 Ford Motor Company                          19,900      577,100

WHOLESALE TRADE-NONDURABLE GOODS (4.7%)
 Burlington Coat Factory*                     8,500       87,125
 Phillip Morris                               7,200      651,600
                                                     -----------
                                                         738,725
                                                     -----------


TOTAL COMMON STOCKS (Cost $11,323,766)                14,840,033


                            Dreman Value Portfolio



                                             NUMBER
                                           OF SHARES
                                          OR PRINCIPAL
                                             AMOUNT        VALUE
                                        ----------------------------
PREFERRED STOCKS (0.0%)

INSURANCE CARRIERS (0.0%)
 Everen Capital Corporation                        132   $     3,234
                                                         -----------
TOTAL PREFERRED STOCKS (COST $2,660)                           3,234

SHORT-TERM SECURITIES (4.8%)

REPURCHASE AGREEMENT (4.8%)
State Street Bank, 4.25%, due 1/2/96
 (Dated 12/29/95 Collateralized by U.S.
 Treasury Bond due 5/15/2017,
 value $762,450)                              $748,314       748,314
                                                         -----------

TOTAL SHORT-TERM SECURITIES (Cost $748,314)                  748,314
                                                         -----------

TOTAL INVESTMENTS (100.0%) (Cost $12,074,740)            $15,591,581
                                                         ===========

* Non-income producing

OTHER INFORMATION:

 Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1995, aggregated $2,588,831 and $972,512, respectively. Net unrealized appreciation for tax purposes aggregated $3,516,841, of which $3,657,888 related to appreciated investment securities and $141,047 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

See accompanying notes.

                      Zweig Equity (Small Cap) Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)



ASSETS
Investment in securities, at value (cost $8,359,003)
  (Note 1)--See accompanying schedule                            $10,006,880
Cash                                                                 330,966
Dividends, interest and other receivables                             14,232
                                                                 -----------
TOTAL ASSETS                                                      10,352,078

LIABILITIES
Accounts payable and accrued expenses                                  7,466
                                                                 -----------
TOTAL LIABILITIES                                                      7,466
                                                                 -----------

NET ASSETS                                                       $10,344,612
                                                                 ===========

Net Assets consist of:
  Paid-in capital                                                $ 8,838,876
  Undistributed net investment income                                 33,714
  Undistributed net realized loss on investment securities
   and futures contracts                                            (175,855)
  Net unrealized appreciation on investment securities
   and futures contracts                                           1,647,877
                                                                 -----------

NET ASSETS, for 819,555 shares outstanding                       $10,344,612
                                                                 ===========

 NET ASSET VALUE, offering and redemption price per share        $     12.62
                                                                 ===========

See accompanying notes.

                      Zweig Equity (Small Cap) Portfolio

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)



INVESTMENT INCOME
  Dividends                                                      $    66,195
  Interest                                                            36,587
                                                                 -----------
    Total investment income                                          102,782
EXPENSES (Note 2)
  Investment advisory and management fees                             47,111
  Custody and accounting fees                                         10,095
  Professional fees                                                    7,558
  Directors' fees and expenses                                         2,640
  Other expenses                                                       1,764
                                                                 -----------
    Total expenses                                                    69,168
                                                                 -----------
Net investment income                                                 33,614
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
  Net realized gain (loss) on:
    Investment securities                                            431,254
    Futures contracts                                               (146,107)
                                                                 -----------
      Net realized gain                                              285,147
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                            513,234
    Futures contracts                                                 15,829
                                                                 -----------
      Change in unrealized appreciation                              529,063
                                                                 -----------
Net realized and unrealized gain on investments                      814,210
                                                                 -----------
Net increase in net assets resulting from operations             $   847,824
                                                                 ===========

See accompanying notes.

                      Zweig Equity (Small Cap) Portfolio

                      Statements of Changes in Net Assets


                                                             SIX MONTHS
                                                               ENDED
                                                            DECEMBER 31,           YEAR ENDED
                                                                1995                JUNE 30,
                                                            (UNAUDITED)               1995
                                                            ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                      $    33,614           $   119,424
  Net realized gain (loss) on investments                        285,147              (389,775)
  Change in net unrealized appreciation                          529,063             1,043,789
                                                             ---------------------------------
    Net increase in net assets resulting from operations         847,824               773,438

Distributions to shareholders from:
  Net investment income                                         (119,225)              (40,100)
  Net realized gains                                                  --               (50,400)
                                                             ---------------------------------
    Total distributions to shareholders                         (119,225)              (90,500)

Capital share transactions:
  Proceeds from sales of shares                                2,407,069             1,913,641
  Proceeds from reinvested distributions                         119,225                90,500
  Cost of shares redeemed                                       (944,073)           (2,244,234)
                                                             ---------------------------------
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,582,221              (240,093)
                                                             ---------------------------------

Total increase in net assets                                   2,310,820               442,845

NET ASSETS
Beginning of period                                            8,033,792             7,590,947
                                                             ---------------------------------

End of period (including undistributed net investment
  income of $33,714 and $119,325, respectively)              $10,344,612           $ 8,033,792
                                                             =================================

OTHER INFORMATION
Shares:
  Sold                                                           193,831               178,821
  Issued through reinvestment of distributions                     9,732                 8,378
  Redeemed                                                       (75,392)             (208,320)
                                                             ---------------------------------
    Net increase (decrease)                                      128,171               (21,121)
                                                             =================================

See accompanying notes.

                      Zweig Equity (Small Cap) Portfolio

                             Financial Highlights

                                                                                                           DECEMBER 14,
                                                             SIX MONTHS                                        1992
                                                               ENDED           YEAR           YEAR         (COMMENCEMENT
                                                            DECEMBER 31,       ENDED          ENDED        OF OPERATIONS)
                                                                1995          JUNE 30,       JUNE 30,     THROUGH JUNE 30,
                                                            (UNAUDITED)        1995           1994             1993
                                                            --------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                         $     11.62     $    10.65     $    10.11       $    10.00
Income from investment operations:
  Net investment income                                             0.03           0.17           0.15             0.05
  Net realized and unrealized gain on investments                   1.13           0.93           0.50             0.06
                                                             -------------------------------------------------------------
  Total from investment operations                                  1.16           1.10           0.65             0.11
Less distributions:
  From net investment income                                       (0.16)         (0.06)         (0.11)              --
  From net realized gain                                              --          (0.07)            --               --
                                                             -------------------------------------------------------------
    Total distributions                                            (0.16)         (0.13)         (0.11)              --
                                                             -------------------------------------------------------------
Net asset value, end of period                               $     12.62     $    11.62     $    10.65       $    10.11
                                                             =============================================================
TOTAL RETURN (A)                                                   10.06%         10.39%          6.53%            2.02%
RATIOS AND SUPPLEMENTAL DATA (B)
  Net assets, end of period                                  $10,344,612     $8,033,792     $7,590,947       $2,115,634
  Ratio of expenses to average net assets                           1.54%          1.55%          1.72%            1.61%
  Ratio of net investment  income to average net assets              .75%          1.54%          1.75%            0.84%
  Ratio of expenses to average net assets before
    voluntary expense reimbursement (Note 2)                        1.54%          1.59%          2.14%            7.29%
  Ratio of net investment income (loss) to average net
    assets before voluntary expense reimbursement (Note 2)           .75%          1.50%          1.32%           (1.80%)
  Portfolio turnover rate                                             29%            67%           249%              15%

(A) Total returns for periods less than one year are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

                      Zweig Equity (Small Cap) Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995

                                                  NUMBER
                                                OF SHARES         VALUE
                                               --------------------------
COMMON STOCKS (80.5%)

AGRICULTURAL PRODUCTION - CROPS (0.1%)
 Chiquita Brands International                        700        $ 9,625

AGRICULTURAL PRODUCTION - LIVESTOCK (0.2%)
 Hudson Foods, Inc.                                 1,200         20,700

AMUSEMENT AND RECREATION SERVICES (0.1%)
 Grand Casinos, Inc.*                                 450         10,463

APPAREL AND ACCESSORY STORES (0.2%)
 Claire's Stores, Inc.                                500          8,813
 Ross Stores, Inc.                                    500          9,656
                                                                --------
                                                                  18,469

APPAREL AND OTHER FINISHED PRODUCTS (0.3%)
 Quiksilver, Inc.*                                    600         20,513
 Westpoint Stevens, Inc.*                             500          9,969
                                                                --------
                                                                  30,482

AUTO REPAIR, SERVICES, AND PARKING (0.05%)
 PHH Corporation                                      100          4,675

AUTOMOTIVE DEALERS AND SERVICE STATIONS (0.01%)
 Getty Petroleum Corporation                          900         12,150

BUILDING MATERIALS AND GARDEN SUPPLIES (0.3%)
 General Host Corporation*                          1,400          5,600
 Shelter Components Corporation                     1,450         23,744
                                                                --------
                                                                  29,344

BUSINESS SERVICES (3.1%)
 Aaron Rents, Inc.                                    700         12,688
 ADT, Limited*                                      1,400         21,000
 American List Corporation                            560         14,280

                      Zweig Equity (Small Cap) Portfolio

                Schedule of Investments (Unaudited) (continued)


                                                   NUMBER
                                                 OF SHARES         VALUE
                                                 -----------------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (3.1%) (CONTINUED)
 Amplicon, Inc.                                        500      $  7,563
 Comdisco, Inc.                                        450        10,181
 Computer Task Group, Inc.                             200         3,950
 Computervision Corporation                          1,500        23,063
 Electro Rent Corporation*                           1,800        38,250
 Heritage Media Corporation*                           100         2,563
 Hogan Systems, Inc.*                                  900        12,263
 Microcom, Inc.*                                       700        18,244
 Norstan, Inc.*                                      1,000        25,375
 Orbotech Ltd.*                                        800         9,400
 PCI Services, Inc.*                                   700         6,956
 Proteon, Inc.*                                      1,200         7,800
 Sequoia Systems, Inc.*                              1,800         9,675
 Software Spectrum, Inc.*                              300         6,375
 Sun Microsystems, Inc.*                             1,200        54,825
 Teradyne, Inc.*                                       400        10,000
 Volt Info Sciences, Inc.*                             700        18,638
                                                                --------
                                                                 313,089

CHEMICAL AND OTHER ALLIED PRODUCTS (4.6%)
 Akzo Nobel Nv - ADR                                   400        23,150
 Albemarle Corporation                                 500         9,688
 Arco Chemical Company                                 700        34,038
 Cabot Corporation                                     200        10,775
 Cambrex Corporation                                   300        12,413
 Cytec Industries, Inc.*                               200        12,475
 Eastman Chemical Company                              300        18,788
 Electrochemical Industries Frutar*                    600         1,744
 First Mississippi Corporation                         800        21,200
 Georgia Gulf Corporation                              400        12,300
 Icn Pharmaceuticals, Inc.                             500         9,625
 IMC Global, Inc.                                      500        20,438
 Imperial Chemical Ind. - ADR                          300        14,025
 Incstar Corporation*                                  800         3,300

                      Zweig Equity (Small Cap) Portfolio

                Schedule of Investments (Unaudited) (continued)


                                                   NUMBER
                                                 OF SHARES         VALUE
                                                 -----------------------
COMMON STOCKS (CONTINUED)

CHEMICAL AND OTHER ALLIED PRODUCTS (4.6%) (CONTINUED)
 Jean Philippe Fragrances*                           1,000      $  8,313
 Lyondell Petrochemical                                400         9,150
 MacDermaid, Inc.                                      300        17,850
 Mississippi Chemical Corporation                      400         9,375
 Monsanto Company                                      100        12,250
 NL Industries*                                        600         7,425
 Norsk Hydro - ADR                                   1,200        50,250
 Nova Corporation                                    3,400        27,200
 Occidental Petroleum Corporation                      700        14,963
 Olin Corporation                                      200        14,850
 Rexene Corporation*                                   700         7,525
 Terra Industries, Inc.                              1,600        22,600
 Union Carbide Corporation                           1,100        41,250
 Wellman, Inc.                                         400         9,100
                                                                --------
                                                                 456,060

COAL MINING (0.1%)
 Addington Resources, Inc.*                            500         7,219
 Ashland Coal                                          300         6,413
                                                                --------
                                                                  13,632

COMMUNICATIONS (0.4%)
 Telefonica de Espana - ADR                            500        20,938
 Vtel Corporation*                                     800        14,900
                                                                --------
                                                                  35,838

DEPOSITORY INSTITUTIONS (12.7%)
 Astoria Financial Corporation                         300        13,725
 Banco Latinoamericano - ADR                           200         9,300
 Bank of Boston Corporation                          1,100        50,806
 Bank of New York Company, Inc.                        900        43,875
 Bankamerica Corporation                               600        38,850
 Banponce Corporation                                  500        19,469
 Barnett Banks, Inc.                                   700        41,300

                      Zweig Equity (Small Cap) Portfolio

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ----------------------

COMMON STOCKS (CONTINUED)
DEPOSITORY INSTITUTIONS (12.7%)(CONTINUED)
 Baybanks, Inc.                                          200         $ 19,600
 Brooklyn Bancorp, Inc.*                                 300           12,188
 California Federal Bank*                                800           12,650
 Centura Banks, Inc.                                     300           10,538
 Charter One Financial, Inc.                             300            9,150
 Chase Manhattan Corporation                             600           36,375
 Chemical Banking Corporation                            700           41,125
 Citicorp                                                700           47,075
 City National Corporation                               900           12,600
 Comerica, Inc.                                        1,200           48,150
 Commerce Bancshares, Inc.                               630           24,019
 Commercial Federal Corporation                          400           15,100
 Cullen/Frost Bankers, Inc.                              100            5,013
 CVB Financial Corporation                                21              318
 Deposit Guaranty Corporation                            300           13,463
 Dime Bancorp, Inc.*                                     500            5,813
 Eagle Financial Corporation                             210            5,460
 First American Corporation- Tennessee*                  300           14,250
 First Bank System, Inc.                                 400           19,850
 First Chicago NBD Corporation                         2,367           93,497
 First Empire State Corporation                          100           21,800
 First Interstate Bancorp                                300           40,950
 First Union Corporation                                 300           16,688
 Fleet Financial Group, Inc.                             500           20,375
 Glendale Federal Bank*                                  700           12,250
 Greenpoint Financial Corporation                        300            7,988
 Hibernia Corporation                                  1,200           12,900
 Hubco, Inc.                                             450            9,956
 Investors Financial Services*                           167            3,444
 Long Island Bancorp, Inc.                               400           10,575
 Mercantile Bancorp                                      300           13,800
 Metrobank                                               400           12,500
 Midatlantic Corporation, Inc.                           600           39,413
 National Australia Bank - ADR                           100            4,525

                      Zweig Equity (Small Cap) Portfolio

                                                          NUMBER
                                                         OF SHARES     VALUE
                                                         -----------------------
COMMON STOCKS (CONTINUED)

DEPOSITORY INSTITUTIONS (12.7%) (CONTINUED)
 National City Corporation                                     500    $    16,563
 National Westminster Bank PLC - ADR                           700         42,525
 North Fork Bancorporation                                     946         23,887
 Norwest Corporation                                         1,520         50,160
 Republic New York Corporation                                 700         43,488
 Riggs National Corporation Washington DC*                   1,300         16,900
 Santa Monica Bank*                                            700          9,625
 Standard Federal Bancorporation                               400         15,750
 Star Banc Corporation                                         200         11,900
 Sterling Bancorp                                            1,100         13,750
 TCF Financial Corporation                                     600         19,875
 UJB Financial Corporation                                     600         21,450
 Union Bank San Francisco                                      300         16,200
 Westamerica Bancorporation                                    100          4,300
 Westcorp                                                      635         11,748
 Westpac Banking - ADR                                       2,200         49,500
 Zions Bancorporation                                          100          8,050
                                                                       ----------
                                                                        1,266,394

ELECTRIC, GAS AND SANITARY SERVICES (4.6%)
 American Electric Power                                       400         16,200
 American Water Works, Inc.                                    200          7,775
 Baltimore Gas & Electric                                      600         17,100
 Boston Edison Company                                         200          5,900
 Centerior Energy Corporation                                1,200         10,650
 Central Vermont Public Services                               800         10,700
 Cilcorp, Inc.                                                 300         12,713
 CMS Energy Corporation                                        400         11,950
 Columbia Gas System*                                          300         13,163
 DQE, Inc.                                                     200          6,150
 Entergy Corporation                                           600         17,550
 Illinova Corporation                                          400         12,000
 Interstate Power Company                                      400         13,300
 New England Electric System                                   200          7,925

                      Zweig Equity (Small Cap) Portfolio

                Schedule of Investments (Unaudited) (continued)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                 ------------------------
COMMON STOCKS (CONTINUED)

ELECTRIC, GAS AND SANITARY SERVICES (4.6%) (CONTINUED)
 New York State Electric & Gas                         400       $ 10,350
 Northeast Utilities                                   800         19,500
 Northern States Power                                 400         19,650
 Pacific Enterprises                                     1             28
 Pacific Gas & Electric                              1,400         39,725
 Pacificorp                                            800         17,000
 Pinnacle West Corporation                             400         11,500
 Portland General Corporation                          300          8,738
 Public Service Company of New Mexico*                 600         10,575
 Rochester Gas & Electric                              400          9,050
 Scecorp                                             1,900         33,725
 Sierra Pacific Resources                              600         14,025
 Southern Union Company*                               105          2,651
 St Joseph Light & Power                               300         10,650
 TNP Enterprises, Inc.                                 700         13,125
 Unicom Corporation                                  1,500         49,125
 Westcoast Energy, Inc.                                500          7,313
 Western Waste Industries*                             800         21,900
                                                                 --------
                                                                  461,706


ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.7%)+A192
 Advanced Semiconductor Materials*                     200          9,900
 Altron Corporation*                                 1,500         44,813
 Bel Fuse, Inc.*                                       600          6,375
 Black & Decker Corporation                            300         10,575
 BMC Industries, Inc.-Minnesota                      1,200         27,900
 Burr-Brown Corporation*                               550         13,819
 Charter Power Systems                                 700         19,863
 Computer Products, Inc.*                            2,400         27,450
 CTS Corporation                                       200          7,550
 Cypress Semiconductor Corporation*                    600          7,650
 Electro Scientific Industries, Inc.*                  300          8,663
 Electrolux - ADR                                      200          8,250
 Evans & Sutherland CMP Corporation*                   400          9,050

                      Zweig Equity (Small Cap) Portfolio

                Schedule of Investments (Unaudited) (continued)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                 ------------------------
COMMON STOCKS (CONTINUED)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.7%)
 (CONTINUED)
 Exide Electrs Group, Inc.*                            600       $  8,700
 Genlyte Group, Inc.*                                1,800         12,150
 Hadco Corporation*                                    800         22,650
 Harmon International                                  315         12,639
 Helen of Troy Ltd.*                                   700         14,481
 Hutchinson Tech.*                                     200          8,375
 Integrated Device Tech, Inc.*                       1,000         12,938
 Interdigital Communication Corporation*             1,200          8,850
 International Rectifier Corporation*                1,400         35,000
 Kollmorgen Corporation                                900          9,900
 Lamson & Sessions Company*                          1,100          8,525
 Micron Technology, Inc.                               700         27,738
 Microsemi Corporation*                              1,000          8,688
 Moog, Inc.*                                           300          5,175
 National Semiconductor Corporation*                 1,300         28,925
 Park Electrochemical Corporation                      600         19,800
 Phillips Electronics                                1,100         39,463
 Read-Rite Corporation*                                300          6,956
 Technitrol, Inc.                                      500         11,375
 Texas Instruments, Inc.                               700         36,225
 Thomas Industries, Inc.                               400          9,400
 Trinova Corporation                                   300          8,588
 Watkins-Johnson Company                               300         13,125
                                                                 --------
                                                                  571,524

ENGINEERING AND MANAGEMENT SERVICES (0.1%)
 Bet PLC - ADR                                       1,000          7,625
 Innerdyne*                                          1,900          5,225
                                                                 --------
                                                                   12,850

                      Zweig Equity (Small Cap) Portfolio

                Schedule of Investments (Unaudited) (continued)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                 ------------------------
COMMON STOCKS (CONTINUED)

FABRICATED METAL PRODUCTS (0.4%)
 Ameron Inc                                            400       $ 15,050
 Butler Manufacturing Company                          150          5,906
 Commercial Intertech Corporation                      300          5,438
 Great American Management and Investment*             200          9,400
 International Aluminum Company                        100          2,875
 United Dominion Industries                            100          2,163
                                                                 --------
                                                                   40,832

FOOD AND KINDRED PRODUCTS (1.5%)
 Alpine Lace Brands, Inc.*                             900          8,663
 Archer Daniels Midland Group, Inc.                  2,905         52,290
 Coca Cola Enterprises, Inc.                         1,600         42,800
 IBP, Inc.                                             500         25,250
 Montedison SPA                                        900          5,850
 Morningstar Group, Inc.*                              600          4,875
 Orange-Co, Inc.                                       500          3,875
 Seneca Foods Corporation*                             400          7,525
                                                                 --------
                                                                  151,128

FOOD STORES (0.6%)
 Great Atlantic & Pacific Tea Company                  300          6,900
 Kroger Company*                                       600         22,500
 Riser Foods Inc                                     1,100         17,738
 Schultz Sav O Stores, Inc.                            700         10,588
                                                                 --------
                                                                   57,726

FORESTRY (0.4%)
 Georgia-Pacific Corporation                           400         27,450
 Rayonier, Inc.                                        300         10,013
                                                                 --------
                                                                   37,463

                      Zweig Equity (Small Cap) Portfolio

                Schedule of Investments (Unaudited) (continued)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                 ------------------------
COMMON STOCKS (CONTINUED)

FURNITURE AND FIXTURES (0.5%)
 Chromcraft Revington, Inc.*                           500       $ 13,313
 Falcon Products, Inc.                                 660          8,663
 Kinetic Concepts                                    1,100         13,269
 Lear Seating Corporation*                             400         11,600
                                                                 --------
                                                                   46,845

FURNITURE AND HOME FURNISHING STORES (0.2%)
 Inacom Corporation*                                   700          9,800
 Pier 1 Imports, Inc.                                  900         10,238
                                                                 --------
                                                                   20,038

GENERAL BUILDING CONTRACTORS (0.6%)
 Continental Homes Holding Corporation                 600         14,775
 MDC Holdings, Inc.                                  1,800         12,825
 Toll Brothers, Inc.*                                  700         16,100
 US Home Corporation*                                  400         11,650
 Webb Corporation                                      400          8,050
                                                                 --------
                                                                   63,400

GENERAL MERCHANDISE STORES (0.1%)
 Gottschalks, Inc.*                                    800          4,200
 Waban, Inc.*                                          500          9,375
                                                                 --------
                                                                   13,575

HEAVY CONSTRUCTION (0.2%)
 Granite Construction, Inc.                            500         15,813

HEALTH SERVICES (0.5%)
 Community Psychiatric Centers*                        800          9,800
 Maxicare Health Plans, Inc.*                          500         13,531
 Ornda Healthcorp*                                     400          9,300
 Universal Health Services*                            500         22,188
                                                                 --------
                                                                   54,819

                      Zweig Equity (Small Cap) Portfolio

                Schedule of Investments (Unaudited) (continued)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                 ------------------------
COMMON STOCKS (CONTINUED)

HOLDING AND OTHER INVESTMENT OFFICES (1.4%)
 Asset Investors Corporation                         2,600       $  7,150
 Brascan Ltd.                                          600         10,500
 Centerpoint Properties Corporation                    400          9,250
 Crestar Financial Corporation                         300         17,738
 CV Reit, Inc.                                         400          4,500
 CWM Mortgage Holdings, Inc.                         1,100         18,700
 HRE Properties                                        200          2,650
 Nationsbank  Corporation                              400         27,850
 Property Capital Trust                              1,000          8,625
 Public Storage, Inc.                                  500          9,500
 Wells Fargo & Company                                 100         21,600
                                                                 --------
                                                                  138,063

HOTELS AND OTHER LODGING PLACES (0.1%)
 Prime Hospitality Corporation*                        600          6,000

INDUSTRIAL MACHINERY AND EQUIPMENT (6.6%)
 Acme-Clevland Corporation                             600         11,250
 Advanced Logic Research, Inc.*                      1,100          6,600
 AGCO Corporation                                      600         30,600
 Albany International Corporation                      400          7,250
 Amdahl Corporation                                  1,500         12,750
 Ampco - Pittsburgh                                    600          6,450
 Applied Power, Inc.                                   200          6,000
 BHA Group, Inc.                                       600          8,175
 Brenco, Inc.                                          700          7,263
 Cascade Corporation                                   700          9,625
 Case Corporation                                      200          9,150
 Central Sprinkler Corporation*                        500         17,375
 Compaq Computer Corporation*                          400         19,200
 Dana Corporation                                      500         14,625
 Deere & Company                                       600         21,150
 Digital Equipment*                                    400         25,650
 Gardner Denver Machinery, Inc.*                       700         13,081

                      Zweig Equity (Small Cap) Portfolio

                                                           NUMBER
                                                         OF SHARES         VALUE
                                                      ----------------------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY AND EQUIPMENT (6.6%) (CONTINUED)
  Gleason Corporation                                           400      $ 13,000
  Global Industrial Tech, Inc.*                               1,300        24,538
  Graco, Inc.                                                   400        12,200
  Harris Corporation                                            100         5,463
  Innovex, Inc.                                                 600         9,263
  International Business Machines Corporation                   500        45,875
  Katy Industries                                               400         3,700
  Kaydon Corporation                                            200         6,075
  Kennametal, Inc.                                              300         9,525
  Key Tronic Corporation*                                       700         5,775
  Komag, Inc.*                                                  300        13,763
  Kulicke & Soffa Industries*                                 1,000        23,125
  Kysor Industrial Corporation                                  500        12,125
  Lufkin Industries, Inc.                                       500        11,094
  Mestek, Inc.*                                                 600         7,050
  Met-Pro Corporation                                           100         1,463
  Nam Tai Electronics, Inc.                                     900        10,800
  Outboard Marine Corporation                                 1,000        20,375
  Parker-Hannifin Corporation                                   300        10,275
  Printronix, Inc.*                                             500         7,000
  Robbins & Meyers, Inc.                                        100         2,925
  Seagate Technology, Inc.*                                     800        38,000
  Smith International, Inc.*                                  1,100        25,850
  SPS Technologies, Inc.*                                       400        21,350
  Tecumseh Products Company                                     400        20,850
  Timken Company                                                300        11,475
  Toro Company                                                  500        16,438
  Twin Disc, Inc.                                               100         2,275
  United Technologies Corporation                               200        18,975
  Valmont Industries                                            300         7,350
  Western Digital Corporation*                                1,000        17,875
                                                                      ------------
                                                                          662,041

                      Zweig Equity (Small Cap) Portfolio


                                                     NUMBER
                                                   OF SHARES           VALUE
                                                  ----------------------------
COMMON STOCKS (CONTINUED)

INSTRUMENTS AND RELATED PRODUCTS (2.3%)
  Allied Healthcare Products                             600          $  9,600
  Amcast Industrial Corporation                          700            12,775
  Bio-Rad Laboratories*                                  300            12,750
  Block Drug Company                                     106             3,697
  Coherent, Inc.*                                        400            16,350
  Cooper Companies, Inc.*                              1,100             8,250
  Core Industries, Inc.                                  400             5,150
  Esterline Technologies Corporation*                  1,100            25,988
  Fluke Corporation                                      200             7,550
  Galileo Electro-Optics Corporation*                  1,000            10,250
  Genrad, Inc.*                                          900             8,663
  Imo Industries, Inc.*                                  100               688
  Integrated Circuit Systems*                            200             2,488
  Laser Industries, Ltd.*                              1,000            10,875
  Loral Corporation                                    1,000            35,375
  LTX Corporation*                                       300             2,738
  Optical Coating Laboratory                           2,700            30,375
  Sci Systems, Inc.*                                     300             9,263
  Starrett Company                                       200             5,175
  Tech-Sym Corporation*                                  300             9,563
                                                                  ------------
                                                                       227,563

INSURANCE AGENTS, BROKERS, AND SERVICE (0.1%)
  Poe & Brown, Inc.                                      600            14,775

INSURANCE CARRIERS (5.1%)
  Ace Ltd.                                               300            11,925
  Aegon N.V.                                             757            33,308
  AMBAC, Inc.                                            200             9,375
  American Financial Group, Inc.                         300             9,188
  American National Insurance                            100             6,625
  CNA Financial Corporation                              300            34,050
  Equitable Companies, Inc.                              700            16,800
  Exel Limited                                           200            12,200


                      Zweig Equity (Small Cap) Portfolio


                                                 NUMBER
                                               OF SHARES          VALUE
                                              ---------------------------
COMMON STOCKS (continued)

INSURANCE CARRIERS (5.1%) (continued)
  Independent Insurance Group                        500       $ 13,625
  Loews Corporation                                  600         47,025
  Markel Corporation*                                100          7,400
  MBIA, Inc.                                         200         15,000
  Meridian Ins Group, Inc.                           100          1,488
  NAC Re Corporation                                 100          3,600
  National Re Corporation                            300         11,400
  Old Republic International Corporation             400         14,200
  Orion Capital Corporation                          200          8,675
  Partnerre Holdings                                 300          8,194
  Pioneer Financial Services, Inc.                 1,000         18,500
  Protective Life Corporation                        200          6,250
  Pxre Corporation                                   300          7,988
  Reliastar Financial Corporation                    414         18,371
  RLI Corporation                                    575         14,375
  Selective Insurance Group                          400         14,250
  St. Paul Companies                                 800         44,474
  Tig Holdings, Inc.                                 200          5,700
  Transamerica Corporation                           500         36,411
  Transatlantic Holdings, Inc.                       100          7,338
  Travelers Group, Inc.                              400         25,150
  United Companies Financial Corporation             330          8,745
  USF&G Corporation                                1,100         18,563
  USLife Corporation                                 300          8,963
  Western National Corporation                       600          9,675
                                                             ------------
                                                                508,831

LEATHER AND LEATHER PRODUCTS (0.1%)
  Fuqua Enterprises, Inc.*                           200          3,725
  Weyco Group, Inc.                                  200          7,850
                                                             ------------
                                                                 11,575

                      Zweig Equity (Small Cap) Portfolio


                                                    NUMBER
                                                  OF SHARES         VALUE
                                                 --------------------------
COMMON STOCKS (continued)

LUMBER AND WOOD (0.5%)
  Champion Enterprises, Inc.*                           400    $   12,350
  Macmillan Bloedel Ltd                                 800         9,800
  Weyerhaeuser Company                                  700        30,275
                                                               ------------
                                                                   52,425

METAL MINING (0.9%)
  Asarco, Inc.                                          400        12,800
  Brush Wellman, Inc.                                   800        13,800
  Cleavland-Cliffs, Inc.                                300        12,300
  Cypress Amax Minerals Company                       1,200        31,350
  Phelps Dodge                                          300        18,675
                                                               ------------
                                                                   88,925

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.6%)
  First Team Sports                                     500         7,563
  Mine Safety Appliances Company                        100         4,913
  Nacco Industries                                      300        16,650
  Oneida Limited                                        900        15,863
  Penn Engineering & Manufacturing Corporation          100         9,700
  Repap Enterprises*                                  1,100         4,813
                                                               ------------
                                                                   59,502

MISCELLANEOUS RETAIL (0.04%)
  Fabri-Centers of America*                             300         3,975

NON-DEPOSITORY INSTITUTIONS (0.7%)
  Aames Financial Corporation                           300         8,363
  American Annuity Group, Inc.                          620         7,363
  Dean Witter Discover & Company                        400        18,800
  Finova Group                                          200         9,650
  First Financial Caribbean                             700        12,994
  Textron, Inc.                                         200        13,500
                                                               ------------
                                                                   70,670

                      Zweig Equity (Small Cap) Portfolio


                                              NUMBER
                                            OF SHARES             VALUE
                                          -------------------------------
COMMON STOCKS (continued)

NONMETALLIC MINERALS (0.1%)
  Florida Rock Industries                         200          $  5,850

OIL AND GAS EXTRACTION (0.3%)
  American Exploration Company*                   600             6,750
  Atwood Oceanics*                              1,500            38,156
  Crystal Oil Company*                            300             9,038
  Digicon, Inc.                                 1,700            13,600
  International Petroleum Corporation*          4,700            13,806
  Pride Petroleum Services, Inc.*               1,200            12,600
  RPC Energy Services, Inc.*                      500             4,563
  Tetra Technologies, Inc.*                       500             8,750
  USX-Marathon Group                              700            13,650
  Williams Companies, Inc.                        206             9,038
                                                              -----------
                                                                129,951

PAPER AND ALLIED PRODUCTS (3.5%)
  Abitibi Price, Inc.                             600             8,700
  ACX Technologies, Inc.*                         200             3,025
  American Israeli Paper Mills                    300            12,825
  Boise Cascade Corporation                       400            13,850
  Bowater, Inc.                                   500            17,750
  Champion International Corporation              900            37,800
  Chesapeake Corporation                          400            11,850
  Consolidated Papers, Inc.                       100             5,613
  Domtar, Inc.*                                 1,100             8,388
  Federal Paper Board Company                     400            20,750
  International Paper Company                     800            30,300
  James River Corporation of Virginia             300             7,238
  Mead Corporation                                600            31,350
  Mercer International, Inc.-SBI*                 800            16,350
  Mosinee Paper Corporation                       100             2,613
  Potlatch Corporation                            300            12,000
  Republic Gypsum Company                         600             8,400
  Temple - Inland, Inc.                           500            22,063

                      Zweig Equity (Small Cap) Portfolio


                                                NUMBER
                                              OF SHARES            VALUE
                                            ------------------------------

COMMON STOCKS (continued)

PAPER AND ALLIED PRODUCTS (3.5%) (continued)
  Union Camp Corporation                            500       $   23,813
  Westvaco Corporation                              250            6,938
  Willamette Industries                             800           45,000
                                                             -------------
                                                                 346,616

PETROLEUM AND COAL PRODUCTS (1.6%)
  BJ Services Company                               120              915
  British Petroleum  - ADR                          500           51,063
  Coastal Corporation                             1,400           52,150
  Fina, Inc.                                        300           15,150
  Repsol SA                                         700           23,013
  Tesoro Petroleum Corporation                    1,500           12,938
                                                             -------------
                                                                 155,229

PRIMARY METAL INDUSTRIES (4.0%)
  AK Steel Holding Corporation                      200            6,850
  Alcan Aluminium Ltd.                            1,200           37,350
  Alumax, Inc.*                                     400           12,250
  Aluminum Company of America                       700           37,013
  Bayou Steel Corporation*                          800            3,100
  British Steel PLC - ADR                         1,000           25,625
  Carpenter Technology                              600           24,675
  Chaparral Steel Company                           500            8,375
  Lone Star Technologies*                         1,200           13,350
  LTV Corporation*                                1,200           16,500
  Magma Copper Company*                           1,000           27,875
  Maxxam, Inc.*                                     200            7,050
  Mueller Industries, Inc.*                         500           14,625
  National Steel Corporation*                       700            9,013
  Pitt-Des Moines, Inc.                             100            3,875
  Quanex Corporation                                400            7,750
  Reynolds Metals Company                           600           33,975
  RMI Titanium Company                              900            7,200
  Roanoke Electric Steel Corporation              1,200           20,475

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                Schedule of Investments (Unaudited)(continued)


                                             NUMBER
                                           OF SHARES             VALUE
                                         -------------------------------

COMMON STOCKS (CONTINUED)

PRIMARY METAL INDUSTRIES (4.0%) (CONTINUED)
  Steel of West Virginia, Inc.*                  400         $   3,650
  Synalloy Corporation                           550            11,481
  Texas Industries, Inc.                         400            21,200
  Tredegar Industries, Inc.                      500            16,250
  Tubos De Acero De Mexico - ADR*              2,100            14,700
  USX - U.S. Steel Company                       400            12,300
  WHX Corporation*                               700             7,613
                                                           -------------
                                                               404,120

PRINTING AND PUBLISHING (0.4%)
  Devon Group, Inc.*                             200             5,875
  Graphic Industries                           1,700            20,400
  Plenum Publishing Corporation                  200             7,925
  Quebecor, Inc.                                 500             7,625
                                                           -------------
                                                                41,825

RAILROAD TRANSPORTATION (0.4%)
  Burlington Northern Santa Fe                   125             9,750
  Conrail, Inc.                                  500            35,000
                                                           -------------
                                                                44,750

REAL ESTATE (0.1%)
  Patten Corporation*                          2,292            10,887

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (1.2%)
  AEP Industries, Inc.                           480            10,920
  American Filtrona Corporation                  300            10,350
  Dow Chemical                                   200            14,075
  Furon Company                                  900            18,000
  Goodyear Tire & Rubber Company                 800            36,300
  Gundle/SLT Environmental, Inc.*                500             2,781
  Premark International, Inc.                    300            15,188
  Tuscarora, Inc.                                400             9,800
                                                           -------------
                                                               117,414

                      Zweig Equity (Small Cap) Portfolio


                                               NUMBER
                                             OF SHARES            VALUE
                                           ------------------------------

COMMON STOCKS (continued)

SECURITY AND COMMODITY BROKERS (1.2%)
  Alex Brown, Inc.                                 200        $   8,400
  Atalanta Sosnoff Capital*                        400            5,800
  Fahnestock Viner Hldgs, Inc.                   1,100           10,175
  Inter-Regional Financial*                        300            7,575
  Investors Financial Services*                     32              666
  Jefferies Group, Inc.                            300           13,988
  Lehman Brothers Holdings                         400            8,500
  McDonald & Company Investments                   600           10,800
  Quick & Reilly Group, Inc.                       572           11,726
  Sherwood Group, Inc.*                            900            7,763
  Value Line, Inc.                                 400           15,050
  Waterhouse Investor Services*                    400            9,900
  White River Corporation*                         300           11,250
                                                             ------------
                                                                121,593

SPECIAL TRADE CONTRACTORS (0.1%)
  Dycom Industries, Inc.*                        1,200            6,750
  Layne, Inc.*                                     400            4,250
                                                             ------------
                                                                 11,000

STONE, CLAY, AND GLASS PRODUCTS (0.9%)
  Intermet Corporation*                            800            8,200
  Lafarge Corporation                              500            9,375
  Lone Star Industries*                            500           12,500
  Medusa Corporation                               800           21,200
  Puerto Rican Cement Company, Inc.                400           13,250
  Southdown, Inc.*                                 400            7,800
  Standex International Corporation                300            9,825
  USG Corporation*                                 300            9,000
                                                             ------------
                                                                 91,150

                      Zweig Equity (Small Cap) Portfolio


                                          NUMBER
                                        OF SHARES             VALUE
                                      -------------------------------

COMMON STOCKS (continued)

TEXTILE MILL PRODUCTS (0.9%)
  Culp, Inc.                                1,187         $  13,057
  Guilford Mills, Inc.                        400             8,150
  Siliconix*                                1,500            54,000
  Springs Industries, Inc.                    300            12,413
                                                         ------------
                                                             87,620

TRANSPORTATION BY AIR (2.0%)
  AMR Corporation*                            600            44,550
  British Airways                             600            43,650
  Delta Air Lines, Inc.                       600            44,325
  Federal Express Corporation*                500            36,938
  KLM Royal Dutch Air                         710            25,028
  Worldcorp, Inc.*                            800             8,000
                                                        -------------
                                                            202,491

TRANSPORTATION EQUIPMENT (3.1%)
  Coachmen Industries, Inc.                   600            13,050
  Ford Motor Company                        1,200            34,800
  JLG Industries                            2,000            59,000
  Magna International, Inc.                   100             4,325
  McDonnell Douglas Corporation               500            46,000
  Navistar International*                     300             3,150
  Northrop Grumman Corporation                200            12,800
  Oshkosh Truck Corp                        1,200            18,225
  Paccar, Inc.                                200             8,425
  Regal Beloit                              1,000            21,750
  Simpson Industries                        2,100            18,638
  Smith (A.O.) Corporation                    100             2,075
  Teledyne, Inc.                              400            10,250
  Transtechnology Corporation                 400             5,400
  Trinity Industries                          100             3,150
  Varity Corporation*                         200             7,425


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                Schedule of Investments (Unaudited)(continued)


                                              NUMBER
                                            OF SHARES            VALUE
                                           -----------------------------

COMMON STOCKS (continued)

TRANSPORTATION EQUIPMENT (3.1%) (continued)
  Varlen Corporation                              485        $  10,488
  Volvo AB Sweden - ADR                         1,600           32,900
                                                           -------------
                                                               311,851

TRANSPORTATION SERVICES (0.6%)
  CSX Corporation                                 400           18,250
  Gatx Corporation                                300           14,588
  PS Group, Inc.                                  500            5,375
  Ryder System, Inc.                              700           17,325
                                                           -------------
                                                                55,538

WATER TRANSPORTATION (0.4%)
  International Shipholding Corporation           375            7,781
  Oglebay Norton Company                          500           19,000
  Stolt-Nielsen S.A.                              400           11,500
                                                           -------------
                                                                38,281

WHOLESALE TRADE - DURABLE GOODS (1.6%)
  Aviall, Inc.                                  1,500           14,063
  Barnes Group, Inc.                              200            7,200
  Bearings, Inc. - Ohio                           400           11,700
  Bell Industries, Inc.*                          553           12,443
  Castle (A.M.) & Company                         700           19,688
  Commercial Metals Company                        33              817
  General Motors Corporation                      400           21,150
  Hughes Supply, Inc.                             600           16,950
  Noland Company                                  400            7,400
  Pioneer Standard Electronics                     75              989
  Rexel, Inc.*                                  1,700           22,950
  Wyle Electronics                                300           10,538
  Wynn's International, Inc.                      450           13,331
                                                           -------------
                                                               159,219

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                Schedule of Investments (Unaudited)(continued)




                                             NUMBER
                                           OF SHARES           VALUE
                                          ----------------------------

COMMON STOCKS (CONTINUED)

WHOLESALE TRADE - NONDURABLE GOODS (1.0%)
  Bindley Western Industries                     500       $   8,500
  Chock Full-O-Nuts Corporation*               1,236           6,489
  Culbro Corporation*                            200           9,825
  Foxmeyer Health Corporation*                   400          10,700
  Gaylord Container Corporation*                 900           7,256
  Richfood Holdings, Inc.                         24             648
  Safeway, Ind.*                               1,000          51,500
  World Fuel Services Corporation                              7,144
                                                         -------------
                                                             102,062
                                                         -------------

TOTAL COMMON STOCKS (Cost $6,402,550)                      8,050,432

PREFERRED STOCKS  (0.0%)

PRINTING AND PUBLISHING  (0.0%)
  News Corporation Limited                       200           3,850
                                                         -------------
TOTAL PREFERRED STOCKS (Cost $3,855)                           3,850

                      Zweig Equity (Small Cap) Portfolio

                                                      PRINCIPAL      VALUE
                                                       AMOUNT
                                                     ------------------------
SHORT-TERM SECURITIES (19.5%)

U.S. GOVERNMENT AGENCY (17.3%)
 Federal Farm Credit Bank Discount Note, 5.48%,
    due 1/31/1996                                     $ 350,000   $   348,392
 Federal Home Loan Bank Discount Note, 5.48%,
    due 1/12/1996                                        70,000       698,810
 Federal Home Loan Bank Discount Note, 5.48%,
    due 1/23/1996                                       685,000       682,687
                                                                  -----------
                                                                    1,729,889

U.S. GOVERNMENT OBLIGATIONS (0.5%)
 U.S. Treasury Bills, 4.93%, due 3/14/1996               34,652        34,652
 U.S. Treasury Bills, 5.27%, due 4/25/1996               19,662        19,662
                                                                  -----------
                                                                       54,314

REPURCHASE AGREEMENT (1.7%)
 State Street Bank, 4.25%, due 1/2/1996
    (Dated 12/29/95, Collateralized by U.S. Treasury
    Bond 8.75%, due 5/15/2017, value $172,380)          168,395       168,395
                                                                  -----------

TOTAL SHORT-TERM SECURITIES
 (Cost $1,952,598)                                                  1,952,598
                                                                  -----------

TOTAL INVESTMENTS (100.0%) (Cost 8,359,003)                       $10,006,880
                                                                  ===========

*Non-income producing

                      Zweig Equity (Small Cap) Portfolio

OTHER INFORMATION:
 Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1995 aggregated $2,344,267 and $2,229,361, respectively. Net unrealized appreciation for tax purposes aggregated $1,647,877, of which $1,784,766 related to appreciated investment securities and $146,889 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.


 See accompanying notes.

                   Mitchell Hutchins Fixed Income Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)

ASSETS
Investment in securities, at value (cost $5,432,579)
  (Note 1)--See accompanying schedule                         $5,595,379
Receivable for investment securities sold                      1,922,246
Interest and other receivables                                    59,978
                                                              ----------
TOTAL ASSETS                                                   7,577,603

LIABILITIES
Payable for investment securities purchased                    2,551,183
Cash overdraft                                                     2,768
                                                              ----------
TOTAL LIABILITIES                                              2,553,951
                                                              ----------

NET ASSETS                                                    $5,023,652
                                                              ==========

Net Assets consist of:
    Paid-in capital                                           $4,746,021
    Undistributed net investment income                          137,339
    Undistributed net realized loss on investments               (22,508)
    Net unrealized appreciation on investment securities         162,800
                                                              ----------

NET ASSETS, for 459,570 shares outstanding                    $5,023,652
                                                              ==========

NET ASSET VALUE, offering and redemption price per share      $    10.93
                                                              ==========

See accompanying notes.

                   Mitchell Hutchins Fixed Income Portfolio

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)


INVESTMENT INCOME
  Interest                                  $175,473

EXPENSES (Note 2)
  Investment advisory and management fees     24,568
  Custody and accounting fees                  6,142
  Professional fees                            7,558
  Directors' fees and expenses                 2,640
  Other expenses                               3,209
                                            --------
    Total expenses before reimbursement       44,117
    Less: expense reimbursement (Note 2)       5,983
                                            --------
    Net expenses                              38,134
                                            --------
Net investment income                        137,339

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS (Note 1)
  Net realized gain on investments           119,573
  Change in unrealized appreciation on
    investment securities                     50,788
                                            --------
Net realized and unrealized gain on
  investments                                170,361
                                            --------
Net increase in net assets resulting
  from operations                           $307,700
                                            ========

See accompanying notes.

                   Mitchell Hutchins Fixed Income Portfolio

                      Statements of Changes in Net Assets

                                               SIX MONTHS
                                                  ENDED
                                              DECEMBER 31,   YEAR ENDED
                                                  1995        JUNE 30,
                                              (UNAUDITED)       1995
                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                        $   137,339   $   272,169
 Net realized gain on investments                 119,573        32,319
 Change in net unrealized appreciation             50,788       253,467
                                              -------------------------
  Net increase in net assets resulting from
   operations                                     307,700       557,955

 Distributions to shareholders from:
  Net investment income                          (268,795)      (98,000)

Capital share transactions:
 Proceeds from sales of shares                    365,939     2,673,991
 Proceeds from reinvested dividends               268,795        98,000
 Cost of shares redeemed                       (1,065,484)   (2,676,948)
                                              -------------------------
Net increase (decrease) in net assets
 resulting from share transactions               (430,750)       95,043
                                              -------------------------

Total increase (decrease) in net assets          (391,845)      554,998

NET ASSETS
Beginning of period                             5,415,497     4,860,499
                                              -------------------------

End of period (including undistributed net
 investment income of $137,339 and $268,795,
 respectively)                                $ 5,023,652   $ 5,415,497
                                              =========================

OTHER INFORMATION
Shares:
 Sold                                              33,483       263,300
 Issued through reinvestment of dividends          25,172         9,744
  Redeemed                                        (96,629)     (261,523)
                                              -------------------------
  Net increase (decrease)                         (37,974)       11,521
                                              =========================
See accompanying notes.

                   Mitchell Hutchins Fixed Income Portfolio

                             Financial Highlights




                                                                                      January 5,
                                        SIX MONTHS                                       1993
                                          ENDED                                     (COMMENCEMENT
                                       DECEMBER 31,    YEAR ENDED      YEAR ENDED    OF OPERATIONS)
                                          1995           JUNE 30,        JUNE 30,   THROUGH JUNE 30,
                                       (UNAUDITED)         1995            1994          1993
                                       -------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning  of period  $    10.88      $    10.00      $    10.43      $  10.00
Income from investment operations:
 Net investment income                       0.34            0.56            0.20          0.19
 Net realized and unrealized
   gain (loss) on investments                0.29            0.53           (0.52)         0.24
                                       -------------------------------------------------------------
 Total from investment operations            0.63            1.09           (0.32)         0.43
Less distributions:
 From net investment income                 (0.58)          (0.21)          (0.11)           --
                                       -------------------------------------------------------------
Net asset value, end of period         $    10.93      $    10.88      $    10.00       $  10.43
                                       =============================================================

TOTAL RETURN (A)                             5.91%          11.08%          (3.06%)         8.67%

RATIOS AND SUPPLEMENTAL DATA (B)
 Net assets, end of period             $5,023,652      $5,415,497      $4,860,499       $905,836
 Ratio of expenses to average net
   assets                                    1.40%           1.40%           1.56%          1.56%
 Ratio of net investment income to
   average net assets                        5.03%           5.41%           3.62%          3.86%
  Ratio of expenses to average net
   assets before voluntary expense
   reimbursement (Note 2)                    1.62%           1.59%           2.49%         15.72%
  Ratio of net investment income
   (loss) to average net assets
   before voluntary expense
   reimbursement (Note 2)                    4.81%           5.22%           2.68%         (1.64%)
  Portfolio turnover rate                     167%            432%            527%           103%

(A)  Total returns for periods less than one year are not annualized.

(B)  Data expressed as a percentage are annualized as appropriate.

                   Mitchell Hutchins Fixed Income Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995

                                                     PRINCIPAL
                                                      AMOUNT      VALUE
                                                     --------------------
CORPORATE BONDS (16.4%)

COMMUNICATIONS (0.8%)
 Alltel Corporation, 6.75%, due 9/15/2005            $ 20,000    $ 20,858
 Consolidated Edison Company, 6.625%, due 7/1/2005     25,000      25,525
                                                                 --------
                                                                   46,383

DEPOSITORY INSTITUTIONS (5.0%)
 Bankamerica Corporation, 7.50%, due 10/15/2002        45,000      48,443
 Citicorp, 8.00%, due 02/01/2003                       35,000      38,683
 CS First Boston, 6.452%, due 12/1/2027                55,000      55,000
 Mellon Financial Bank, 6.875%, due 03/01/2003         40,000      41,485
 Midland Bank PLC, 7.65%, due 5/01/2025                40,000      44,339
 National Westminster Bank, 9.375%, due 11/15/2003     45,000      53,860
                                                                 --------
                                                                  281,810

ELECTRIC, GAS AND SANITARY SERVICE (2.0%)
 Citizen Utility Company, 7.60%, due 6/1/2006         100,000     111,479

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.5%)
 News Corp Notes, 7.75%, due 2/1/2024                  55,000      56,480
 Phillips Electric Nv, 7.125%, due 5/15/2025           75,000      83,502
                                                                 --------
                                                                  139,982

FOOD AND KINDRED PRODUCTS (0.9%)
 Hershey Foods, 6.70%, due 10/1/2005                   50,000      52,269

NONDEPOSITORY INSTITUTION (5.0%)
 American General Finance, 7.25%, due 4/15/2000       125,000     131,384
 Ford Motor Credit, 8.00%, due 12/1/97                140,000     145,813
                                                                 --------
                                                                  277,197

TRANSPORTATION BY AIR (0.2%)
 Southwest Air, 9.40%, due 7/1/2001                    10,000      11,571
                                                                 --------
TOTAL CORPORATE BONDS (Cost $811,303)                             920,691

                   Mitchell Hutchins Fixed Income Portfolio

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                          ----------------------
GOVERNMENT DEBT SECURITIES (71.7%)

U.S. GOVERNMENT AGENCY--COLLATERALIZED
 MORTGAGE OBLIGATIONS (9.8%)
  FDIC Series 94 Class, 7.85%, due
   9/25/2025                              $ 51,000    $   52,442
  Fed. Home Loan Mort. Corp.,
   7.83%, due 8/11/2004                    100,000       103,344
  Fed. Home Loan Mort. Corp.,
   8.00%, due 5/1/2014                      70,969        73,690
  Fed. Home Loan Mort, Corp.,
   7.939%, due 2/1/2022                    228,055       235,716
  Resolution Trust Corp. Series
   95-C1, Class A-2B, 6.55%,
   due 2/25/2027                            50,000        50,234
  Resolution Trust Corp. Series 95-C1,
   Class A-4B, 6.65%, due 2/25/2027         30,000        30,084
                                                      ----------
                                                         545,510

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (21.0%)
  Federal National Mortgage Assoc.,
   8.40%, due 2/25/2009                     40,000        44,200
  Federal National Mortgage
   Assoc., 8.50%, due 5/01/2009            143,594       150,774
  Federal National Mortgage
   Assoc., 7.00%, due 12/1/2025*           485,000       489,396
  Federal National Mortgage
   Assoc., 8.00%, due 12/1/2025*           140,000       145,119
  Gov't. National Mortgage
   Assoc., 8.00%, due 7/15/2005             22,958        24,158
  Gov't. National Mortgage
   Assoc., 8.00%, due 11/15/2006            32,708        34,460
  Gov't. National Mortgage
   Assoc., 8.00%, due 4/15/2022            276,186       287,963
                                                      ----------
                                                       1,176,070

U.S. GOVERNMENT OBLIGATIONS (40.9%)
 U.S. Treasury Notes, 5.75,
  due 9/30/1997                            220,000       221,993
 U.S. Treasury Notes, 5.625%,
  due 1/31/1998                             10,000        10,083
 U.S. Treasury Notes, 5.375%,
  due 5/31/1998                            220,000       220,721
 U.S. Treasury Notes, 6.75%,
  due 5/31/1999                            585,000       611,050
 U.S. Treasury Notes, 7.25%,
  due 5/15/2004                            100,000       111,000
 U.S. Treasury Notes, 6.50%,
  due 5/15/2005                            215,000       228,741
 U.S. Treasury Notes, 6.50%,
  due 8/15/2005                            325,000       346,226
 U.S. Treasury Notes, 7.125%,
  due 2/15/2023                            305,000       348,749
 U.S. Treasury Notes, 6.25%,
  due 8/15/2023                            130,000       133,758

                   Mitchell Hutchins Fixed Income Portfolio

                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                         ----------------------
U.S. GOVERNMENT OBLIGATIONS (71.7%) (CONTINUED)
  U.S. Treasury Notes, 7.625%, due 2/15/2025              $ 45,000   $   55,026
                                                                     ----------
                                                                      2,287,347
                                                                     ----------

TOTAL GOVERNMENT DEBT SECURITIES
  (Cost $3,955,515)                                                   4,008,927

SHORT-TERM SECURITIES (11.9%)

U.S. GOVERNMENT OBLIGATIONS (10.7%)
  U.S. Treasury Bills, 4.85%, due 1/18/96                  150,000      149,616
  U.S. Treasury Bills, 5.19%, due 1/18/96                  450,000      448,767
                                                                     ----------
                                                                        598,383

REPURCHASE AGREEMENT (1.2%)
  State Street Bank, 4.25%, due 1/2/96 (Dated 12/29/95
    Collateralized by U.S. Treasury Bond 8.75% due
    5/15/2017, value $68,952)                               67,378       67,378
                                                                     ----------

TOTAL SHORT-TERM SECURITIES
  (Cost $665,761)                                                       665,761
                                                                     ----------

TOTAL INVESTMENTS (100.0%) (Cost $5,432,579)                         $5,595,379
                                                                     ==========

*  Security purchased on a delayed delivery basis. (Note 1)

OTHER INFORMATION:

 Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1995, aggregated $9,224,174 and $9,699,028, respectively. Net unrealized appreciation for tax purposes aggregated $162,800, of which $163,367 related to appreciated investment securities and $567 related to depreciated investment securities. The aggregate cost of securities for tax purposes is $5,434,260.

See accompanying notes.

                   Mitchell Hutchins Money Market Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)



ASSETS
Investment in securities, at amortized cost
  (Note 1)--See accompanying schedule                            $ 9,433,957
Interest and other receivables                                        11,302
                                                                 -----------
TOTAL ASSETS                                                       9,445,259

LIABILITIES
Cash overdraft                                                       318,790
Accounts payable and accrued expenses                                  3,513
                                                                 -----------
TOTAL LIABILITIES                                                    322,303
                                                                 -----------

NET ASSETS, for 9,122,956 shares outstanding                     $ 9,122,956
                                                                 ===========

NET ASSET VALUE, offering and redemption price per share         $      1.00
                                                                 ===========

See accompanying notes.

                   Mitchell Hutchins Money Market Portfolio

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)



INVESTMENT INCOME
  Interest                                                       $   267,568

EXPENSES (Note 2)
  Investment advisory and management fees                             29,708
  Custody and accounting fees                                         10,284
  Professional fees                                                    7,558
  Directors' fees and expenses                                         2,640
  Regulatory fees                                                        977
  Other expenses                                                       1,463
                                                                 -----------
    Total expenses                                                    52,630
                                                                 -----------
Net investment income                                                214,938
                                                                 -----------

Net increase in net assets resulting from operations             $   214,938
                                                                 ===========

See accompanying notes.

                   Mitchell Hutchins Money Market Portfolio

                      Statements of Changes in Net Assets

                                             SIX MONTHS
                                          ENDED DECEMBER 31,       YEAR ENDED
                                               1995                  JUNE 30,
                                            (UNAUDITED)                1995
                                          ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                     $    214,938          $    267,641

Distributions to shareholders from:
 Net investment income                         (214,938)             (267,641)

Capital share transactions:
 Proceeds from sales of shares               14,061,408            11,346,439
 Proceeds from reinvested dividends             214,938               267,641
 Cost of shares redeemed                    (11,906,485)          (10,313,402)
                                           ----------------------------------
   Net increase in net assets resulting
    from share transactions                   2,369,861             1,300,678
                                           ----------------------------------
Total increase in net assets                  2,369,861             1,300,678

NET ASSETS
Beginning of period                           6,753,095             5,452,417
                                           ----------------------------------
End of period                              $  9,122,956          $  6,753,095
                                           ==================================
OTHER INFORMATION
Shares:
 Sold                                        14,061,408            11,346,439
 Issued through reinvestment of
     dividends                                  214,938               267,641
 Redeemed                                   (11,906,485)          (10,313,402)
                                           ----------------------------------
     Net increase                             2,369,861             1,300,678
                                           ==================================

See accompanying notes.

                   Mitchell Hutchins Money Market Portfolio

                             Financial Highlights

                                       SIX MONTHS ENDED                                          JANUARY 12, 1993
                                        DECEMBER 31,       YEAR ENDED      YEAR ENDED     (COMMENCEMENT OF OPERATIONS)
                                            1995            JUNE 30,        JUNE 30,              THROUGH JUNE 30,
                                         (UNAUDITED)          1995            1994                      1993
                                     -----------------------------------------------------------------------------------
SELECTED PER-SHARE DATA

Net asset value, beginning of
 period                               $     1.00           $     1.00      $     1.00               $  1.00

Income from investment
 operations:
 Net investment income                      0.02                 0.04            0.02                  0.01
Less distributions:
 From net investment income                (0.02)               (0.04)          (0.02)                (0.01)
                                     -----------------------------------------------------------------------------------

Net asset value, end of period        $     1.00           $     1.00      $     1.00               $  1.00
                                     ===================================================================================

TOTAL RETURN (A)                            2.34%                4.30%           2.04%                 1.66%

RATIOS AND SUPPLEMENTAL
 DATA (B)
 Net Assets, end of period            $9,122,956           $6,753,095      $5,452,417              $753,585
 Ratio of expenses to average
  net assets                                1.15%                1.15%           1.29%                 1.34%
 Ratio of net investment
  income to average net assets              4.70%                4.31%           2.19%                 1.67%
 Ratio of expenses to average
  net assets before voluntary
  expense reimbursement (Note 2)            1.15%                1.27%           2.08%                22.41%
 Ratio of net investment
  income (loss) to average
  net assets before voluntary
  expense reimbursement (Note 2)            4.70%                4.20%           1.40%                (2.05%)

(A)  Total returns for periods less than one year are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

                   Mitchell Hutchins Money Market Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995


                                                         PRINCIPAl
                                                           AMOUNT      VALUE
                                                         -----------------------

SHORT-TERM SECURITIES (100%)

CORPORATE BONDS (93.1%)

AGRICULTURAL PRODUCTION-CROPS (3.2%)
  Cargill, Inc., 5.70%, due 1/8/96                        $300,000    $  299,667

AUTO REPAIR, SERVICES AND PARKING (2.1%)
  PHH Corporation, 5.48%, due 9/16/96                      200,000       199,932

CHEMICALS AND ALLIED PRODUCTS (3.7%)
  Abbott Laboratories, 5.65%, due 1/16/96                  350,000       349,176

COMMUNICATIONS (5.3%)
  Bell Atlantic, 5.80%, due 1/18/96                        250,000       249,719
  Bellsouth Telecommunications, 5.75%,                     250,000       249,321
  due 1/18/96
                                                                      ----------
                                                                         499,040

DEPOSITORY INSTITUTIONS (11.0%)
Commerzbank, U.S. Finance,                                 300,000       297,599
 5.50%, due 2/21/96
First Chicago NBD                                          200,000       199,999
 Corporation, 5.50%, due
 6/5/96
Nationsbank Corporation,                                   100,000        99,383
 4.75%, due 8/15/96
Seattle First National Bank,                               200,000       200,000
 5.50%, due 6/7/96
Svenska Handelsbank, Inc.,                                 245,000       244,408
 5.80%, due 1/16/96
                                                                      ----------
                                                                       1,041,389

DURABLE GOODS, WHOLESALE (3.2%)
  Daimler Benz N.A.                                        300,000       297,874
  Corporation, 5.67%, due 2/15/96

ELECTRIC, GAS, AND SANITARY SERVICES (8.0%)
  Consolidated Natural Gas, 5.67%, due 1/26/96             215,000       214,154
  Southern Company, 5.70%, due 2/9/96                      300,000       298,148
  WMX Technologies, 5.37%, due 8/12/96                     250,000       241,647
                                                                      ----------
                                                                         753,949

                   Mitchell Hutchins Money Market Portfolio



                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                  -----------------------

CORPORATE BONDS (CONTINUED)

HOLDING AND OTHER INVESTMENT OFFICES (6.9%)
  BTR Dunlop, 5.64%, due 2/22/96                  $300,000  $  297,553
  Preferred Receivables, 5.75%, due 1/10/96        355,000     354,489
                                                            ----------
                                                               652,042

INSURANCE CARRIERS (5.2%)
  Metlife Funding, Inc., 5.80%, due 1/23/96        195,000     194,309
  USAA Capital Corporation, 5.72%, due 1/23/96     300,000     298,951
                                                            ----------
                                                               493,260

METAL MINING (3.2%)
  RTZ America, 5.70%, due 1/19/96                  300,000     299,145


NONDEPOSITORY INSTITUTION (31.7%)
  Asset Securitization Cooperative Corporation,    300,000     298,898
    5.75%, due 1/24/96
  AT&T Capital Corporation, 5.70%, due 1/12/96     300,000     299,478
  CIT Group Holdings, 7.125%, due 11/15/96         200,000     202,662
  Delaware Funding Corporation, 5.73%,             300,000     299,475
    due 1/12/96
  Ford Motor Credit Company, 5.76%, due 1/12/96    295,000     294,480
  John Hancock Capital Corporation, 5.70%,         300,000     299,525
    due 1/11/96
  Merrill Lynch, 5.72%, due 1/26/96                300,000     298,808
  Motorola Credit Corporation, 5.72%, due 1/26/96  300,000     298,808
  New Center Asset Trust, 6.03%, due 1/2/96        400,000     399,920
  Pitney Bowes Credit Corporation, 5.70%,          300,000     298,813
    due 1/26/96                                             ----------
                                                             2,990,867

OIL AND GAS EXTRACTION (3.7%)
  Koch Industries, 5.67%, due 1/18/96              350,000     349,062

PAPER AND ALLIED PRODUCTS(2.7%)
  Kimberly Clark Corporation, 5.70%, due 1/26/96   255,000     253,991

SECURITY AND COMMODITY BROKERS (3.2%)
  Goldman Sachs Group, 5.70%, due 1/12/96          300,000     299,478
                                                            ----------

                   Mitchell Hutchins Money Market Portfolio


                                                        PRINCIPAL
                                                          AMOUNT     VALUE
                                                       ----------------------
CORPORATE BONDS (CONTINUED)

TOTAL CORPORATE BONDS (Cost $8,778,872)                            $8,778,872

GOVERNMENT DEBT SECURITIES (6.9%)

U.S. GOVERNMENT AND GOVERNMENT AGENCIES (6.9%)
 Federal National Mortgage Assoc., Discount Note,
  5.68%, due 10/7/96                                     $200,000     200,214
 Student Loan Mortgage Association, 5.65%, due 1/2/96     455,000     454,871
                                                                   ----------

TOTAL GOVERNMENT DEBT SECURITIES
  (Cost $655,085)                                                     655,085
                                                                   ----------

TOTAL SHORT-TERM SECURITIES
  (Cost $9,433,957)                                                 9,433,957
                                                                   ----------

TOTAL INVESTMENTS (100.0%) (Cost $9,433,957)                       $9,433,957
                                                                   ==========

See accompanying notes.

                     Morgan Stanley Asian Growth Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)


ASSETS
Investment in securities, at value (cost $11,320,413)
  (Note 1)--See accompanying schedule                           $11,676,460
Cash                                                                133,585
Receivable for investment securities sold                            87,807
Dividends, interest and other receivables                            52,801
Deferred organization costs (Note 1)                                  7,881
                                                                -----------
TOTAL ASSETS                                                     11,958,534

LIABILITIES
Payable for investment securities purchased                          14,278
Accounts payable and accrued expenses                                11,938
                                                                -----------
TOTAL LIABILITIES                                                    26,216
                                                                -----------

NET ASSETS                                                      $11,932,318
                                                                ===========

Net Assets consist of:
 Paid-in capital                                                $11,678,905
 Undistributed net realized loss on investments and
  foreign currency transactions                                    (102,672)
 Net unrealized appreciation on investments and assets and
  liabilities in foreign currencies                                 356,085
                                                                -----------

NET ASSETS, for 1,167,335 shares outstanding                    $11,932,318
                                                                ===========

NET ASSET VALUE, offering and redemption price per share        $     10.22
                                                                ===========

See accompanying notes.

                     Morgan Stanley Asian Growth Portfolio

                            Statement of Operations

                 Six Months Ended December 31, 1995 (Unaudited)


INVESTMENT INCOME
 Dividends (net of foreign taxes withheld of $3,317)             $ 84,014
 Interest                                                          12,062
                                                                 --------
Total investment income                                            96,076

EXPENSES (Note 2)
 Investment advisory and management fees                           61,559
 Custody and accounting fees                                       22,335
 Professional fees                                                  8,688
 Directors' fees and expenses                                       2,640
 Amortization of deferred costs                                     1,150
 Other expenses                                                     2,918
                                                                 --------
  Total expenses                                                   99,290
                                                                 --------
Net investment loss                                                (3,214)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY (Note 1)
Net realized loss on:
 Investment securities                                            (42,979)
 Foreign currency transactions                                     (2,859)
                                                                 --------
  Net realized loss                                               (45,838)

Change in unrealized appreciation (depreciation) on:
 Investment securities                                            138,117
 Translation of assets and liabilities in foreign currencies         (311)
                                                                 --------
  Change in unrealized appreciation (depreciation)                137,806
                                                                 --------
Net realized and unrealized gain on investments                    91,968
                                                                 --------

Net increase in net assets resulting from operations             $ 88,754
                                                                 ========

See accompanying notes.

                     Morgan Stanley Asian Growth Portfolio

                       Statement of Changes in Net Assets

                                                   SIX MONTHS
                                                      ENDED
                                                   DECEMBER 31,   YEAR ENDED
                                                      1995         JUNE 30,
                                                   (UNAUDITED)       1995
                                                   --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      $    (3,214)   $    72,537
 Net realized loss on investments and
  foreign currency transactions                        (45,838)      (100,052)

 Change in net unrealized appreciation
  on investments and translation of
  assets and liabilities in foreign
  currency                                             137,806        218,279
                                                   --------------------------
  Net increase in net assets resulting
   from operations                                      88,754        190,764

Distributions to shareholders from:
 Net investment income                                 (46,376)          (500)
 Net realized gain on investments                      (14,536)            --
                                                   --------------------------
  Total distributions                                  (60,912)          (500)

Capital share transactions:
 Proceeds from sales of shares                       1,851,922     12,547,902
 Proceeds from reinvested dividends                     60,912            500
 Cost of shares redeemed                            (2,833,021)    (1,819,360)
                                                   --------------------------
  Net increase (decrease) in net assets
   resulting from share transactions                  (920,187)    10,729,042
                                                   --------------------------

Total increase (decrease) in net assets               (892,345)    10,919,306

NET ASSETS
Beginning of period                                 12,824,663      1,905,357
                                                   --------------------------

End of period (including undistributed net
 investment income of $14,748 at June 30, 1995)    $11,932,318    $12,824,663
                                                   ==========================

OTHER INFORMATION
Shares:
 Sold                                                  183,865      1,262,727
 Issued through reinvestment of dividends                6,543             49
 Redeemed                                             (282,502)      (193,842)
                                                   --------------------------
  Net increase (decrease)                              (92,094)     1,068,934
                                                   ==========================

See accompanying notes.

                     Morgan Stanley Asian Growth Portfolio

                              Financial Highlights

                                           SIX MONTHS                    JUNE 15, 1994
                                             ENDED                       (COMMENCEMENT
                                          DECEMBER 31,   YEAR ENDED      OF OPERATIONS)
                                              1995         JUNE 30,         THROUGH
                                          (UNAUDITED)       1995         JUNE 30, 1994
                                          ----------------------------------------------
SELECTED PER-SHARE DATA
 Net asset value, beginning of period     $     10.18    $     10.00       $    10.00
Income from investment operations:
 Net investment income                           0.03           0.01             0.00(C)
 Net realized and unrealized gain on
  investments                                    0.06           0.17               --
                                          ----------------------------------------------
 Total from investment operations                0.09           0.18             0.00
Less distributions:
 From net investment income                     (0.04)          0.00(C)            --
From net realized gain                          (0.01)            --               --
                                          ----------------------------------------------
Total distributions                             (0.05)            --               --
                                          ----------------------------------------------

Net asset value, end of period            $     10.22    $     10.18       $    10.00
                                          ==============================================

TOTAL RETURN (A)                                 0.96%          1.80%            0.52%

RATIOS AND SUPPLEMENTAL DATA (B)
 Net assets, end of period                $11,932,318    $12,824,663       $1,905,357
 Ratio of expenses to average
  net assets (D)                                 1.61%          1.92%            0.75%
 Ratio of net investment income to
  average net assets (D)                        (0.05)%          .76%            0.59%
 Portfolio turnover rate                            8%            30%              --

(A) Total returns for periods less than one year are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) Less than $0.01 per share.

(D) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 9.79% and (8.44%), respectively, for the period June 15, 1994 (commencement of operations) through June 30, 1994. (Note 2)

                     Morgan Stanley Asian Growth Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995

                                         NUMBER
                                        OF SHARES    VALUE
                                      -----------------------
COMMON STOCKS (91.1%)

CHINA (0.5%)
 Shenzhen North Jianshe Motors*            68,600  $   28,389
 Yizheng Chemical Fibre Company           150,000      33,754
                                                   ----------
                                                       62,143

HONG KONG (28.7%)
 Cheung Kong Holdings, Ltd.                92,000     560,388
 Citic Pacific Limited                     57,000     194,976
 CP Pokphand Company                      175,000      70,158
 Guangdong Investments                    430,000     258,584
 Harbin Power Equipment Company           205,000      30,223
 Hong Kong Telecom                        197,000     351,581
 Hopewell Holdings                        200,000     115,099
 HSBC Holdings                             27,355     413,907
 Hutchison Whampoa                         80,000     487,294
 Maanshan Iron & Steel                    102,000      14,246
 New World Development Company             68,000     296,359
 New World Infrastructure                     138         264
 Sun Hung Kai Properties                   25,000     204,494
 Swire Pacific Limited                     45,000     349,176
                                                   ----------
                                                    3,346,749

INDONESIA (6.2%)
 Asiana Imi Industry                       10,000       5,248
 Barito Pacific Timber                     31,000      22,709
 Bimantara Citra*                          31,000      25,760
 Keramika Indonesia Association            32,500      15,635
 Ometraco Corporation--Warrants*           12,000         656
 Ometraco Corporation*                    112,000      52,657
 Private Bank Bali                         20,000      39,361
 Private Charoen Pokphand Indo             30,000      61,010
 Private Indocement Tunggal Prakarsa       20,000      67,133
 Private Indosat                           25,000      90,750
 Private Kalbe Farma                       16,500      55,926
 Private Sorini Corp                       20,000      97,092
 Private Telekomunikasi*                   45,500      59,698
 Private Semen Gresik                      20,000      55,981
 Private Suba Indah                        10,000       6,670
 Private United Tractors                   35,000      65,821
                                                   ----------
                                                      722,107

                     Morgan Stanley Asian Growth Portfolio


                                      NUMBER
                                     OF SHARES    VALUE
                                   -----------------------
COMMON STOCKS (CONTINUED)

MALAYSIA (20.4%)
 Ammb Holdings Berhad                    2,000  $   22,844
 Bandar Raya Developments               32,000      45,624
 Genting Berhad                         44,000     367,389
 Land & General Berhad                  23,500      50,906
 Magnum Corporation Berhad              32,000      60,496
 Malayan Banking Berhad                 47,000     396,140
 Malaysian International Shipping       42,000     110,004
 Petronas Gas Berhad                    23,000      78,358
 Renong Berhad                         100,000     148,090
 Resorts World Berhad                   55,000     294,604
 Sime Darby Berhad                      24,000      63,805
 Tan & Tan Development                  60,000      51,280
 Technology Resources*                  24,000      70,894
 Telekom Malaysia Berhad                30,000     233,950
 Tenaga Nasional Berhad                 53,000     208,744
 Time Engineering Berhad                13,000      30,209
 United Engineers, Ltd                  24,000     153,131
                                                ----------
                                                 2,386,468

PHILIPPINES (6.1%)
 Ayala Corp. Class B                    36,000      43,919
 Ayala Land, Inc. Class B               53,000      64,659
 Benpres Holding Corporation*            5,500      27,500
 C&P Homes Inc.                         60,000      44,034
 DCMI Holdings                          70,000      25,086
 JG Summit Holdings                    395,000     108,425
 Manila Electric Company-Berhad         15,000     122,379
 Petron Corporation                    197,500     101,649
 Philippine Long Distance                1,200      65,193
 San Miguel Corporation                 15,600      53,229
 SM Prime Holdings, Inc.*              201,800      57,701
                                                ----------
                                                   713,774

                     Morgan Stanley Asian Growth Portfolio


                                          NUMBER
                                         OF SHARES    VALUE
                                       -----------------------
COMMON STOCKS (CONTINUED)

SINGAPORE (13.0%)
 City Developments, Ltd                     23,000  $  167,503
 DBS Land, Ltd.                             35,000     118,292
 Development of Bank Singapore              14,000     174,220
 Fraser & Neave, Ltd.                        6,000      76,363
 Keppel Corporation, Ltd.                   27,000     240,543
 Marco Polo Developments, Ltd.              39,000      59,839
 Overseas Chinese Banking                   16,000     200,240
 Sembawamg Corporation, Ltd.                11,000      61,055
 Singapore Press Holdings                    3,200      56,565
 Singapore Technologies                     57,000     128,968
 Straits Steamship Land, Ltd.               17,000      57,456
 Straits Trading Company                    20,000      46,949
 United Overseas Bank                       13,000     125,009
                                                    ----------
                                                     1,513,002

SOUTH KOREA (2.5%)
 Jilin Chemical Industrial Co.*              1,200      25,800
 Pohang Iron & Steel, Ltd.-ADR               2,500      54,688
 Samsung Electronics*                           39       3,744
 Samsung Electronics New*                    2,028     196,565
 Shandong Huaneng Power                      2,000      13,500
                                                    ----------
                                                       294,297

THAILAND (13.7%)
 Advanced Information Service                3,200      75,713
 Bangkok Bank Company, Ltd.                 22,300     270,893
 Finance One Company, Ltd.                  29,600     205,637
 National Finance & Security                 8,400      45,018
 National Finance & Security Warrants        7,800          --
 Phatra Thanakit Company, Ltd.              11,000      94,323

                     Morgan Stanley Asian Growth Portfolio


                                                     NUMBER OF
                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT        VALUE
                                                   -------------------------
COMMON STOCKS (CONTINUED)

THAILAND (13.7%) (CONTINUED)
 Shinawatra Computer Co                                  3,500   $    96,705
 Siam Cement Company                                     1,020        56,527
 Siam Commercial Bank Public Company, Ltd.              12,900       170,020
 Telecomasia Corporation*                               55,600       168,853
 Thai Farmers Bank, Ltd.                                26,600       268,218
 Thai Telephone & Telecom*                              17,000        92,457
 United Communication                                    4,000        51,131
                                                                 -----------
                                                                   1,595,495
                                                                 -----------

TOTAL COMMON STOCKS (Cost $10,277,988)                            10,634,035

SHORT-TERM SECURITIES (8.9%)

REPURCHASE AGREEMENT (8.9%)
 State Street Bank, 4.25%, due 1/2/96 (Dated
  12/29/95 Collateralized by U.S. Treasury Bond
  8.75% due 5/15/2017, value $1,064,778)            $1,042,425     1,042,425
                                                                 -----------

TOTAL SHORT-TERM SECURITIES (Cost
 $1,042,425)                                                       1,042,425
                                                                 -----------

TOTAL INVESTMENTS (100.0%) (Cost
 $11,320,413)                                                    $11,676,460
                                                                 ===========

* Non-income producing

OTHER INFORMATION:

 Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1995, aggregated $946,858 and $2,736,958, respectively. Net unrealized appreciation for tax purposes aggregated $356,047, of which $1,195,448 related to appreciated investment securities and $839,401 related to depreciated investment securities. The aggregate cost of securities is $11,320,588 for tax purposes.

See accompanying notes.

                     Morgan Stanley Asian Growth Portfolio

As of December 31, 1995, the Portfolio had investments in the following industries. The allocation is based on the percentage of total Portfolio investments.

                                           PERCENT OF
                                             TOTAL
                                          INVESTMENTS
                                         -------------
INDUSTRY
 Amusement and Recreation Services            6.19%
 Chemicals and Allied Products                0.99
 Communications                               9.90
 Depository Institutions                     19.58
 Electric, Gas and Sanitary Services          3.82
 Electronic and Other Electric Equipment      2.49
 Food and Kindred Products                    3.12
 Forestry                                     0.63
 Government                                   8.93
 Holding and Other Investment Offices        23.51
 Industrial Machinery and Equipment           1.39
 Miscellaneous Holdings                       0.05
 Nondepository Institutions                   1.26
 Petroleum and Coal Products                  0.67
 Primary Metal Industries                     0.99
 Printing and Publishing                      0.48
 Real Estate                                  7.18
 Securities Brokers and Dealers               0.39
 Stone, Clay and Glass Products               1.67
 Transportation by Air                        2.99
 Transportation Equipment                     2.83
 Water Transportation                         0.94
                                            ------

                                            100.00%
                                            ======

See accompanying notes.

                Morgan Stanley Worldwide High Income Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)

ASSETS
Investment in securities, at value (cost $6,325,946)
  (Note 1)--See accompanying schedule                       $6,338,004
Cash                                                             9,111
Receivable for investment securities sold                      984,001
Interest and other receivables                                 149,769
Deferred organization costs (Note 1)                             7,888
                                                            ----------
TOTAL ASSETS                                                 7,488,773

LIABILITIES
Payable for investment securities purchased                  1,249,449
Accounts payable and accrued expenses                            2,581
                                                            ----------
TOTAL LIABILITIES                                            1,252,030
                                                            ----------

NET ASSETS                                                  $6,236,743
                                                            ==========

Net Assets consist of:
   Paid-in capital                                          $5,986,146
   Undistributed net investment income                         336,221
   Overdistributed net realized
    gain on investments                                        (97,682)
   Net unrealized appreciation
    on investment securities                                    12,058
                                                            ----------
NET ASSETS, for 596,084 shares
 outstanding                                                $6,236,743
                                                            ==========
NET ASSET VALUE, offering and
 redemption price per share                                 $    10.46
                                                            ==========

See accompanying notes.

                Morgan Stanley Worldwide High Income Portfolio

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)

INVESTMENT INCOME
 Interest                                            $386,037

EXPENSES (Note 2)
 Investment advisory and management fees               26,963
 Custody and accounting fees                            7,137
 Professional fees                                      8,688
 Directors' fees and expenses                           2,640
 Amortization of deferred costs                         1,237
 Other expenses                                         3,151
                                                     --------
  Total expenses                                       49,816
                                                     --------
Net investment income                                 336,221

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 1)
 Net realized loss on investments                      (7,615)
 Change in unrealized depreciation on
  investment securities                               279,433
                                                     --------
Net realized and unrealized gain on investments       271,818
                                                     --------

 Net increase in net assets resulting
  from operations                                    $608,039
                                                     ========

See accompanying notes.

                Morgan Stanley Worldwide High Income Portfolio

                      Statements of Changes in Net Assets

                                                    SIX MONTHS
                                                       ENDED
                                                    DECEMBER 31,   YEAR ENDED
                                                        1995        JUNE 30,
                                                    (UNAUDITED)       1995
                                                    -------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                              $  336,221   $   533,032
  Net realized loss on investments                       (7,615)      (83,442)
  Change in net unrealized depreciation                 279,433      (267,375)
                                                    -------------------------
    Net increase in net assets resulting
      from operations                                   608,039       182,215

Distributions to shareholders from:
  Net investment income                                (532,957)         (300)
  Net realized gain on investments                       (6,625)          --
                                                    -------------------------
    Total distributions                                (539,582)         (300)

Capital share transactions:
  Proceeds from sales of shares                         263,260     9,617,478
  Proceeds from reinvested dividends                    539,582           300
  Cost of shares redeemed                              (876,453)   (4,245,280)
                                                    -------------------------
   Net increase  (decrease) in net assets from
     share transactions                                 (73,611)    5,372,498
                                                    -------------------------

Total increase (decrease) in net assets                  (5,154)    5,554,413

NET ASSETS
Beginning of period                                   6,241,897       687,484
                                                    -------------------------

End of period (including undistributed net
  investment income of $336,221 and $532,957,
  respectively)                                      $6,236,743   $ 6,241,897
                                                    =========================

OTHER INFORMATION
Shares:
  Sold                                                   24,539       966,462
  Issued through reinvestment of dividends               54,452            30
  Redeemed                                              (83,072)     (435,053)
                                                    -------------------------
    Net increase (decrease)                              (4,081)      531,439
                                                    =========================

See accompanying notes.

                Morgan Stanley Worldwide High Income Portfolio

                             Financial Highlights

                                                                                   JUNE 15, 1994
                                                                                   (COMMENCEMENT
                                           SIX MONTHS ENDED      YEAR ENDED        OF OPERATIONS
                                          DECEMBER 31, 1995       JUNE 30,            THROUGH
                                             (UNAUDITED)            1995           JUNE 30, 1994
                                        ----------------------------------------------------------
SELECTED PER-SHARE DATA

Net asset value, beginning of period
                                                 $    10.40      $    10.00            $  10.00
Income from investment operations:
 Net investment income                                 0.57            0.89                0.00(C)
 Net realized and unrealized gain (loss)
  on investments                                       0.39           (0.49)                 --

                                        ----------------------------------------------------------
 Total from investment operations                      0.96            0.40                0.00
Less distributions:
 From net investment income                           (0.89)           0.00(C)               --
 From net realized gain on
  investments                                         (0.01)             --                  --

                                        ----------------------------------------------------------
  Total distributions                                 (0.90)             --                  --
                                        ----------------------------------------------------------
 Net asset value, end of period                  $    10.46      $    10.40            $  10.00
                                        ==========================================================


TOTAL RETURN (A)                                      10.20%           4.00%               0.79%

RATIOS AND SUPPLEMENTAL DATA (B)
 Net assets, end of period                       $6,236,743      $6,241,897            $687,484
 Ratio of expenses to average
  net assets (D)                                       1.57%           1.61%               0.85%
 Ratio of net investment income to
  average net assets (D)                              10.60%           9.28%               0.80%

 Portfolio turnover rate                                 36%            142%                 --

(A) Total returns for periods less than one year are not annualized.
(B) Data expressed as a percentage are annualized as appropriate.
(C) Less than $0.01 per share.
(D) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 24.78% and (23.13%), respectively, for the period June 15, 1994 (commencement of operations) through June 30, 1994. (Note 2)

                Morgan Stanley Worldwide High Income Portfolio

                      Schedule of Investments (Unaudited)

                               December 31, 1995

                                                      PRINCIPAL
                                                        AMOUNT       VALUE
                                                      ---------   ----------

CORPORATE BONDS (65.8%)

ARGENTINA (13.1%)
 Banco de Galicia, 9%, due 11/1/2003                   $300,000   $  262,898
 Metrogas SA, 12%, due 8/15/2000                        350,000      356,119
 Telecom Argentina, 12% due 11/15/2002 (a)              200,000      213,000
                                                                  ----------
                                                                     832,017

BRAZIL (10.1%)
 Iochpe-Maxion 12.375%, due 11/8/2002                   500,000      427,553
 Iochpe-Maxion S.A., 12.375%, due 11/8/2002 (a)         250,000      213,750
                                                                  ----------
                                                                     641,303

CANADA (7.9%)
 Algoma Steel, Inc., 12.375%, due 7/15/2005             250,000      225,007
 Sherritt, Inc., 10.5%, due 3/31/2014                   250,000      273,750
                                                                  ----------
                                                                     498,757

MEXICO (8.7%)
 Banco Nacional, 7.25%, due 2/2/2004                    350,000      274,345
 Cemex SA de C.V., 9.5%, due 9/20/2001                  300,000      278,254
                                                                  ----------
                                                                     552,599

NIGERIA (2.0%)
 Central Bank of Nigeria, 6.25%, due 11/15/2020         250,000      123,128
 Central Bank of Nigeria--Warrants                          250           --
                                                                  ----------
                                                                     123,128

UNITED STATES (24.0%)
 AES Corporation, 9.75%, due 6/15/2000                  250,000      257,190
 Owens-Illinois, Inc. 9.75%, due 8/15/2004              250,000      263,125
 Petro Mexicanos, 8.625%, due 12/1/2023 (a)             350,000      262,065
 Six Flags Theme Parks, 12.25%,
  due 6/15/1998 (a), (b)                                300,000      236,010
 Stone Container, 10.75%, due 10/1/2002                 100,000      103,247
 Viacom International, 8%, due 7/7/2006                 150,000      152,630
 Westpoint Stevens, 9.375%, due 12/15/2005              250,000      246,882
                                                                  ----------
                                                                   1,521,149
                                                                  ----------
TOTAL CORPORATE BONDS (Cost $4,139,102)                           $4,168,953

                Morgan Stanley Worldwide High Income Portfolio

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                       ---------    ----------
GOVERNMENT BONDS (27.7%)

ARGENTINA (4.7%)
    Republic of Argentina, 8.375%, due 12/20/2003      $350,000      $ 296,648

BRAZIL (4.8%)
    Minas Gerais XWB, 8.25%, due 2/10/2000              370,000        307,168

BULGARIA (1.7%)
    Bulgaria Federated Republic, 7.56%, due
      7/28/2011 (c)                                     240,000        111,643

ECUADOR (4.0%)
    Ecuador--Discount, 6.812%, due 2/28/2025 (c)        500,000        253,172

MEXICO (7.8%)
    Mexico Government Par, 6.25%, due 12/31/2019        750,000        492,240
    Mexico Bond Warrants                                750,000             --
                                                                    ----------
                                                                       492,240

PANAMA (4.7%)
    Republic of Panama, 6.75%, due 5/10/2002 (c)        350,000        298,857
                                                                    ----------
TOTAL GOVERNMENT BONDS (Cost $1,777,521)                             1,759,728

SHORT-TERM SECURITIES (6.5%)

REPURCHASE AGREEMENT (6.5%)
    State Street Bank, 4.25%, due 1/2/96 (Dated
      12/29/95 Collateralized by U.S. Treasury
      Bond 8.75% due 5/15/2017, value $417,690)         409,323        409,323
                                                                    ----------
TOTAL SHORT-TERM SECURITIES (Cost $409,323)                            409,323
                                                                    ----------
TOTAL INVESTMENTS (100.0%) (Cost $6,325,946)                        $6,338,004
                                                                    ==========

                Morgan Stanley Worldwide High Income Portfolio

OTHER INFORMATION:

Purchases and sales of securities excluding short-term securities, for the six months ended December 31, 1995, aggregated $2,134,757 and $2,878,438, respectively. Net unrealized appreciation for tax purposes aggregated $12,058, of which $145,584 related to appreciated investment securities and $133,526 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

As of December 31, 1995, the Portfolio had investments in the following industries. The allocation is based on the percentage of total Portfolio investments.

                                            PERCENT OF
                                              TOTAL
                                           INVESTMENTS
                                           -----------
INDUSTRY
    Amusement and Recreation Services          3.72%
    Apparel and Other Finished Products        3.90
    Chemicals and Allied Products              4.32
    Communications                             3.36
    Depository Institutions                   16.88
    Electric, Gas and Sanitary Services        9.68
    Governments                               27.76
    Industrial Machinery and Equipment        10.12
    Paper and Allied Products                  1.63
    Petroleum and Coal Products                4.13
    Primary Metal Industries                   3.55
    Printing and Publishing                    2.41
    Stone, Clay and Glass Products             8.54
                                             -------
                                             100.00%
                                             =======

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

(c)  Variable rate note or floating rate note, rate shown effective at 12/31/95.


See accompanying notes.

                            The Legends Fund, Inc.

                         Notes to Financial Statements

                         December 31, 1995 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed as a Maryland corporation on July 22, 1992. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has ten investment portfolios (the "Portfolios")--Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Zweig Equity (Small Cap), Mitchell Hutchins Fixed Income, Mitchell Hutchins Money Market, Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income. SBM Financial Services, Inc. ("SBM Financial Services"), a registered broker-dealer with the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes shares of the Fund to the separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity").

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity, National Integrity, and SBM Financial Services. ARM is a financial services company providing retail and institutional products and services to the long-term savings and retirement market. At December 31, 1995, ARM had approximately $5.3 billion of policyholder deposits and funds under management.

On June 14, 1995, ARM completed the acquisition of substantially all of the assets and business operations of SBM Company ("SBM"), including all of the issued and outstanding capital stock of SBM's subsidiaries, State Bond and Mortgage Life Insurance Company ("SBM Life") and SBM Financial Services, and SBM's management contracts with the State Bond Group of mutual funds.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

                            The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with remaining maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with remaining maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. For the Mitchell Hutchins Money Market Portfolio, portfolio securities are valued using the amortized cost method of valuation. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon and option contracts traded on a commodities exchange or board of trade are valued at the closing settlement price. Futures and option positions or any other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the effective interest method. Realized gains and losses on the sale of investments are determined on the basis of nearest average.

Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Securities purchased on a when-issued basis are included in the portfolio and are subject to market value fluctuations during the period. At December 31, 1995, the Mitchell Hutchins Fixed Income Portfolio had segregated specific assets to be utilized to settle its outstanding commitments related to delayed-delivery.

                            The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income tax is required.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually, except that the Mitchell Hutchins Money Market Portfolio declares dividends from net investment income each business day and distributes them monthly. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, futures transactions, passive foreign investment companies, capital losses, and losses deferred due to wash sales.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to provide against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The face amount of the futures contracts shown in the Schedule of Investments reflects each contract's value at December 31, 1995.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amounts of the futures contracts reflect the extent of the Portfolios' exposure to off-

                            The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

balance sheet risk. The Portfolios bear the market risk which arises from any changes in contract values.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon current exchange rates at year end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing rate on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investments in the Statement of Operations.

The Morgan Stanley Asian Growth, the Morgan Stanley Worldwide High Income, and the Mitchell Hutchins Fixed Income Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities, and to protect the value of specific portfolio positions. Forward foreign currency exchange contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contracts' terms.

The Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income Portfolios have relatively large investments in countries with limited or developing capital markets that may involve greater risk than investments in more developed markets and as a result the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Portfolios' investments and the income they generate.

OTHER

Organization costs of $11,416 were deferred and are being amortized over five years by both the Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income Portfolios.

On August 25, 1994, Integrity purchased for its own account approximately 450,000 shares of the Morgan Stanley Worldwide High Income Portfolio, at the net asset value on such date, for an aggregate purchase price of $4.5 million. As of December 31, 1995,

                            The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

approximately 138,511 shares, having a fair value of $1.6 million and constituting 16.1% of the outstanding shares of the Portfolio, were held by Integrity for its own account.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity is the investment manager for the Fund pursuant to a Management Agreement (the "Management Agreement") between the Fund and Integrity. Integrity has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Integrity, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. The fees payable to Integrity under the Management Agreement, and by Integrity to each Sub-Adviser, as a percentage of average net assets are as follows:

                                                 MANAGEMENT    SUB-ADVISORY
PORTFOLIO                                           FEE             FEE
---------------------------------------------------------------------------
Renaissance Balanced                                0.65%          0.50%
Zweig Asset Allocation                              0.90           0.75
Nicholas-Applegate Balanced                         0.65           0.50
Harris Bretall Sullivan & Smith Equity Growth       0.65           0.50
Dreman Value                                        0.65           0.50
Zweig Equity (Small Cap)                            1.05           0.90
Mitchell Hutchins Fixed Income                      0.90           0.75
Mitchell Hutchins Money Market                      0.65           0.50
Morgan Stanley Asian Growth                         1.00           0.85
Morgan Stanley Worldwide High Income                0.85           0.70


Under the Management Agreement, Integrity provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Integrity has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.5% of average net assets, with the exception of the two Morgan Stanley Portfolios, for which the annual voluntary expense limitation (excluding management fees) is 1.0% of average net assets. Integrity has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

On February 1, 1996 ARM Capital Advisors, Inc. ("ARM Capital Advisors") became the investment manager for the Fund replacing Integrity. ARM Capital Advisors assumes all

                            The Legends Fund, Inc.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES (CONTINUED)

of Integrity's responsibility pursuant to the Management Agreement and the sub-advisory agreements for each of the Portfolios. ARM Capital Advisors is a wholly owned subsidiary of ARM.

The Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Morgan Stanley Asian Growth and Zweig Equity (Small Cap) Portfolios placed a portion of their transactions with brokerage firms which may be considered affiliates of the Fund under the Investment Company Act of 1940. The commissions paid to these firms were approximately $43,000 in the aggregate during the six months ended December 31, 1995.

Certain officers and directors of the Fund are also officers of ARM, SBM Financial Services, ARM Capital Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. CAPITAL SHARES

At December 31, 1995, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At such date, the Board of Directors had authorized ten classes of shares, as follows: 55,000,000 shares each for the Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Zweig Equity (Small Cap), Mitchell Hutchins Fixed Income, Morgan Stanley Asian Growth, and Morgan Stanley Worldwide High Income Portfolios and 100,000,000 shares for the Mitchell Hutchins Money Market Portfolio.

At December 31, 1995, Integrity, through its Separate Account II, and National Integrity, through its Separate Account II, were the record owners of all the outstanding shares of the Fund.

4. SUBSEQUENT EVENT

On February 16, 1996, the Board of Directors of the Fund voted to terminate the sub-advisory agreements with the Sub-Advisers of the Mitchell Hutchins Fixed Income Portfolio ("Fixed Income Portfolio") and the Mitchell Hutchins Money Market Portfolio ("Money Market Portfolio"). The two sub-advisory agreements will terminate effective February 29, 1996. On March 1, 1996, J.P. Morgan Investment Management, Inc. ("J.P.

                            The Legends Fund, Inc.

4. SUBSEQUENT EVENT (CONTINUED)

Morgan") will become the Sub-Adviser for the Fixed Income Portfolio. The new name of the Fixed Income Portfolio will be the Pinnacle Fixed Income Portfolio. The Fund's Board of Directors also voted to amend the Management Agreement between the Fixed Income Portfolio and ARM Capital Advisors to reduce the annual advisory fee relating to the Fixed Income Portfolio from .90% to .70% of average net assets. ARM Capital Advisors will compensate J.P. Morgan for its services as Sub-Adviser at the annual rate of .50% of average net assets. On March 1, 1996, ARM Capital Advisors will manage the Money Market Portfolio directly without any Sub-Adviser. The new name of the Money Market Portfolio will be ARM Capital Advisors Money Market Portfolio. The Fund's Board of Directors also voted to amend the fees payable under the Management Agreement for the Money Market Portfolio from .65% to .50% of average net assets.

This Annual Report is not to be construed as an offering for sale directly or indirectly of any interest in the Fund. No offering is made except in conjunction with a prospectus which must precede or accompany this report.







Principal offices located at
200 East Wilson Bridge Road
Worthington, Ohio 43085




Catalog # 001728 (2/16)